UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-04337

HERITAGE CASH TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 573-3800

STEPHEN G. HILL, PRESIDENT

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

CLIFFORD J. ALEXANDER, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: August 31

Date of reporting period: August 31, 2006

Item 1.	Reports to Shareholders

September 29, 2006

Dear Fellow Shareholders:

I am pleased to present you with the annual report of the Heritage Cash Trust–Money Market Fund (the “Fund”) for the fiscal year ended August 31, 2006. The Fund’s seven-day current yield(a) increased from 2.83% on August 31, 2005, to 4.67% on August 31, 2006. For the most part, money market yields increased monotonously over the course of the fiscal year. The increase in the Fund’s seven-day yield and money market yields in general, can be attributed to the Federal Reserve’s Federal Open Market Committee increasing the federal funds target rate seven times for a total increase of 1.75% during the Fund’s fiscal year. The federal funds target rate is the rate member banks charge each other for overnight loans. The performance data quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted. To obtain more current performance data as of the most recent month end, please visit our website at www.HeritageFunds.com.

In early July, nearly one billion dollars was transferred from the Fund to Raymond James Bank, FSB deposits. The transfer of these assets required a high level of liquidity but this had little impact on the Fund’s performance as the money market yield curve was quite flat and the Fund was defensively postured at the time.

As of August 31, 2006, approximately 23% of the Fund’s net assets were invested in short-term obligations issued by U.S. Government Sponsored Enterprises(b), including Fannie Mae, Freddie Mac and Federal Home Loan Banks. Approximately 64% of the Fund’s net assets were invested in commercial paper or certificates of deposit rated A-1+, the highest short-term rating classification by Standard and Poor’s Rating Group (“S&P”) while approximately 13% of net assets were invested in short-term obligations rated A-1, S&P’s next highest rating category. This, along with other factors, satisfies the standards necessary to retain the Fund’s AAAm rating(c). Ratings are subject to change and do not remove market risk from your investment.

I am sad to report that Fund Trustee David M. Phillips has passed away. Mr. Phillips served as an Independent Trustee of the Heritage Funds since their inception in 1985 and was a strong advocate for shareholders. He is survived by his wife Ruth Ann and their two children.

On behalf of Heritage, I thank you for your continued investment in the Heritage Cash Trust–Money Market Fund. If you have any questions or comments please contact your financial advisor or Heritage at (800) 421-4184.

Sincerely,

Stephen G. Hill

President

(a) An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please consider the investment objectives, risk, charges, and expenses of any fund carefully before investing. Contact Heritage at (800) 421-4184 or your financial advisor for a prospectus, which contains this and other important information about the Fund. Read the prospectus carefully before you invest.

(b) U.S. Government-Sponsored Enterprises are agencies and instrumentalities of the U.S. Government. The investments vary in the level of support that they receive from the U.S. Government; some instruments may be supported by the full faith and credit guaranty of the U.S. Government, while others are supported only by the credit of the issuing agency or instrumentality.

(c) Standard & Poor’s, a widely recognized independent authority on credit quality, rates certain money market funds based on weekly analysis. When rating a money market fund, Standard & Poor’s assesses the safety of principal. According to Standard & Poor’s, a fund rated AAAm (“m” denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor’s focuses on credit quality, liquidity, and management of the Fund.

Annual Report

Heritage Cash Trust—Money Market Fund

Statement of Net Assets

August 31, 2006

Principal Amount		Value
Commercial Paper—75.1% (a)
Domestic—41.4%
Banks—6.8%
$ 50,000,000	Bank of America Corporation, 5.29%, 10/06/06	$49,742,847
50,000,000	Bank of America Corporation, 5.27%, 10/13/06	49,692,583
50,000,000	Bank of America Corporation, 5.25%, 10/24/06	49,613,542
100,000,000	J.P. Morgan Chase & Company, Inc., 5.19%, 10/23/06	99,250,333
50,000,000	State Street Corporation, 5.31%, 09/11/06	49,926,250
50,000,000	State Street Corporation, 5.24%, 10/04/06	49,759,833

		347,985,388

Beverages—2.0%
25,000,000	The Coca-Cola Company, 5.18%, 09/05/06	24,985,611
61,580,000	The Coca-Cola Company, 5.21%, 09/25/06	61,366,112
13,420,000	The Coca-Cola Company, 5.19%, 10/02/06	13,360,024

		99,711,747

Chemicals—2.0%
17,000,000	E.I. du Pont de Nemours and Company, 5.19%, 09/21/06	16,950,983
35,000,000	E.I. du Pont de Nemours and Company, 5.19%, 09/22/06	34,894,038
8,000,000	E.I. du Pont de Nemours and Company, 5.19%, 09/26/06	7,971,167
40,000,000	E.I. du Pont de Nemours and Company, 5.20%, 09/26/06	39,855,556

		99,671,744

Cosmetics/Personal Care—4.8%
36,365,000	Colgate-Palmolive Company, 5.20%, 09/18/06	36,275,704
113,635,000	Colgate-Palmolive Company, 5.20%, 09/20/06	113,323,135

Principal Amount		Value
Commercial Paper (continued)
40,000,000	Kimberly-Clark Worldwide, 5.29%, 09/06/06	39,970,611
54,350,000	Kimberly-Clark Worldwide, 5.21%, 10/16/06	53,996,046

		243,565,496

Diversified Manufacturer—5.9%
19,600,000	3M Company, 5.24%, 09/12/06	19,568,618
50,000,000	3M Company, 5.25%, 09/20/06	49,861,458
22,600,000	3M Company, 5.18%, 10/19/06	22,443,909
26,060,000	3M Company, 5.20%, 10/19/06	25,879,317
31,740,000	3M Company, 5.19%, 10/23/06	31,502,056
50,000,000	General Electric Capital Corporation, 5.33%, 09/08/06	49,948,181
50,000,000	General Electric Capital Corporation, 5.35%, 09/18/06	49,873,681
50,000,000	General Electric Capital Corporation, 5.25%, 10/16/06	49,671,875

		298,749,095

Electrical Components & Equipment—2.0%
8,000,000	Emerson Electric Co., 5.20%, 09/05/06	7,995,378
41,800,000	Emerson Electric Co., 5.21%, 09/05/06	41,775,802
20,200,000	Emerson Electric Co., 5.22%, 09/11/06	20,170,710
20,000,000	Emerson Electric Co., 5.20%, 09/12/06	19,968,222
10,000,000	Emerson Electric Co., 5.20%, 09/21/06	9,971,111

		99,881,223

Financial Services—3.0%
100,000,000	Citigroup Funding Inc., 5.33%, 09/05/06	99,940,778
50,000,000	Citigroup Funding Inc., 5.33%, 09/06/06	49,963,021

		149,903,799

Multimedia—1.4%
10,000,000	McGraw-Hill Inc., 5.22%, 09/12/06	9,984,050
35,000,000	McGraw-Hill Inc., 5.21%, 09/13/06	34,939,217
25,300,000	McGraw-Hill Inc., 5.24%, 09/20/06	25,230,031

		70,153,298

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust—Money Market Fund

Statement of Net Assets

August 31, 2006

(continued)

Principal Amount		Value
Commercial Paper (continued)
Office/Business Equipment—2.0%
$ 10,000,000	Pitney Bowes, Inc., 5.22%, 09/05/06	$9,994,200
9,600,000	Pitney Bowes, Inc., 5.23%, 09/11/06	9,586,053
17,000,000	Pitney Bowes, Inc., 5.23%, 09/12/06	16,972,833
21,400,000	Pitney Bowes, Inc., 5.20%, 09/20/06	21,341,269
42,000,000	Pitney Bowes, Inc., 5.21%, 09/29/06	41,829,807

		99,724,162

Oil & Gas—5.7%
50,000,000	ChevronTexaco Funding Corporation, 5.27%, 09/07/06	49,956,083
50,000,000	ChevronTexaco Funding Corporation, 5.30%, 09/11/06	49,926,389
50,000,000	ChevronTexaco Funding Corporation, 5.27%, 09/15/06	49,897,528
18,000,000	Shell International Finance BV, 5.27%, 09/01/06	18,000,000
50,000,000	Shell International Finance BV, 5.20%, 09/05/06	49,971,111
20,000,000	Shell International Finance BV, 5.26%, 09/12/06	19,967,856
50,000,000	Shell International Finance BV, 5.31%, 09/29/06	49,793,500

		287,512,467

Pharmaceuticals—2.9%
33,800,000	Abbott Laboratories, 5.20%, 09/05/06	33,780,471
50,000,000	Abbott Laboratories, 5.25%, 09/05/06	49,970,833
50,000,000	Abbott Laboratories, 5.27%, 09/19/06	49,868,250
6,200,000	Abbott Laboratories, 5.20%, 10/10/06	6,165,073
10,000,000	Abbott Laboratories, 5.23%, 10/31/06	9,912,833

		149,697,460

Retail—2.9%
18,650,000	Wal-Mart Stores Inc., 5.18%, 09/05/06	18,639,266
39,092,000	Wal-Mart Stores Inc., 5.24%, 09/06/06	39,063,550

Principal Amount		Value
Commercial Paper (continued)
30,000,000	Wal-Mart Stores Inc., 5.19%, 09/18/06	29,926,475
27,908,000	Wal-Mart Stores Inc., 5.25%, 09/26/06	27,806,252
25,000,000	Wal-Mart Stores Inc., 5.20%, 10/11/06	24,855,556
9,350,000	Wal-Mart Stores Inc., 5.20%, 10/24/06	9,278,421

		149,569,520

Total Domestic (cost $2,096,125,399)		2,096,125,399

Foreign—33.7% (b)
Banks—16.7%
50,000,000	ABN AMRO North America Finance Inc., 5.22%, 10/03/06	49,768,000
50,000,000	ABN AMRO North America Finance Inc., 5.27%, 10/05/06	49,751,375
50,000,000	Barclays U.S. Funding Corporation, 5.35%, 09/15/06	49,895,972
50,000,000	Barclays U.S. Funding Corporation, 5.35%, 09/22/06	49,843,958
25,000,000	Danske Corporation, 5.25%, 09/25/06	24,912,500
50,000,000	Danske Corporation, 5.28%, 10/05/06	49,750,667
25,000,000	Danske Corporation, 5.25%, 10/10/06	24,857,948
40,000,000	Deutsche Bank Financial Inc., 5.33%, 09/12/06	39,934,856
60,000,000	Deutsche Bank Financial Inc., 5.26%, 10/13/06	59,632,150
50,000,000	HBOS Treasury Services PLC, 5.28%, 10/06/06	49,743,333
20,167,000	KFW International Finance, 5.20%, 09/21/06	20,108,740
45,180,000	KFW International Finance, 5.21%, 10/11/06	44,918,458
34,653,000	KFW International Finance, 5.20%, 10/27/06	34,372,696
100,000,000	Rabobank USA Financial Corporation, 5.28%, 09/01/06	100,000,000

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust—Money Market Fund

Statement of Net Assets

August 31, 2006

(continued)

Principal Amount		Value
Commercial Paper (continued)
$ 50,000,000	Royal Bank of Scotland, 5.31%, 09/08/06	$49,948,375
50,000,000	Royal Bank of Scotland, 5.29%, 10/06/06	49,742,847
50,000,000	UBS Finance Delaware, LLC, 5.33%, 09/01/06	50,000,000
50,000,000	UBS Finance Delaware, LLC, 5.33%, 09/08/06	49,948,229

		847,130,104

Financial Services—4.9%
75,000,000	Siemens Capital Corporation, 5.21%, 09/29/06	74,696,083
25,000,000	Siemens Capital Corporation, 5.22%, 09/29/06	24,898,500
50,000,000	Toyota Motor Credit Corporation, 5.33%, 09/14/06	49,903,764
40,000,000	Toyota Motor Credit Corporation, 5.32%, 09/21/06	39,881,778
60,000,000	Toyota Motor Credit Corporation, 5.31%, 09/29/06	59,752,200

		249,132,325

Food—4.9%
29,000,000	Nestle Capital Corporation, 5.26%, 09/05/06	28,983,051
20,300,000	Nestle Capital Corporation, 5.20%, 09/06/06	20,285,339
50,000,000	Nestle Capital Corporation, 5.28%, 09/13/06	49,912,000
21,000,000	Nestle Capital Corporation, 5.22%, 09/21/06	20,939,100
29,700,000	Nestle Capital Corporation, 5.21%, 09/22/06	29,609,737
35,000,000	Unilever Capital Corporation, 5.19%, 09/07/06	34,969,725
15,000,000	Unilever Capital Corporation, 5.20%, 09/07/06	14,987,000
17,100,000	Unilever Capital Corporation, 5.21%, 09/12/06	17,072,778
10,000,000	Unilever Capital Corporation, 5.18%, 09/18/06	9,975,539
10,000,000	Unilever Capital Corporation, 5.18%, 09/19/06	9,974,100

Principal Amount		Value
Commercial Paper (continued)
12,900,000	Unilever Capital Corporation, 5.18%, 09/26/06	12,853,596

		249,561,965

Pharmaceuticals—2.3%
79,000,000	Novartis Finance Corporation, 5.25%, 09/01/06	79,000,000
40,000,000	Novartis Finance Corporation, 5.23%, 09/07/06	39,965,133

		118,965,133

Regional Agencies—4.9%
25,000,000	The Canadian Wheat Board, 5.25%, 09/05/06	24,985,417
25,000,000	The Canadian Wheat Board, 5.18%, 10/05/06	24,877,694
52,000,000	The Canadian Wheat Board, 5.16%, 10/20/06	51,634,787
20,000,000	The Canadian Wheat Board, 5.16%, 10/23/06	19,850,933
28,000,000	The Canadian Wheat Board, 5.16%, 10/25/06	27,783,280
50,000,000	Export Development Canada, 5.24%, 10/03/06	49,767,111
50,000,000	Export Development Canada, 5.17%, 10/24/06	49,619,431

		248,518,653

Total Foreign (cost $1,713,308,180)		1,713,308,180

Total Commercial Paper (cost $3,809,433,579)		3,809,433,579

U.S. Government-Sponsored Enterprises—23.0%(a)
100,000,000	Fannie Mae, 5.21%, 09/01/06	100,000,000
50,000,000	Fannie Mae, 5.20%, 09/11/06	49,927,778
50,000,000	Fannie Mae, 5.20%, 09/12/06	49,920,556
50,000,000	Fannie Mae, 5.20%, 09/14/06	49,906,111
50,000,000	Fannie Mae, 5.21%, 09/18/06	49,876,985
37,998,000	Fannie Mae, 5.14%, 09/20/06	37,894,920
30,000,000	Fannie Mae, 5.20%, 09/21/06	29,913,333
40,486,000	Fannie Mae, 5.16%, 11/01/06	40,132,017
50,000,000	Federal Home Loan Bank, 5.21%, 09/13/06	49,913,167
74,718,000	Federal Home Loan Bank, 5.23%, 09/15/06	74,566,032
50,000,000	Federal Home Loan Bank, 5.23%, 10/04/06	49,760,521

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust—Money Market Fund

Statement of Net Assets

August 31, 2006

(continued)

Principal Amount		Value
U.S. Government-Sponsored Enterprises (continued)
$ 73,447,000	Federal Home Loan Bank, 5.14%, 10/27/06	$72,859,750
67,000,000	Federal Home Loan Bank, 5.15%, 11/01/06	66,415,900
25,000,000	Federal Home Loan Bank Note, 5.57%, 08/24/07	25,000,000
50,000,000	Freddie Mac, 5.21%, 09/18/06	49,876,986
93,545,000	Freddie Mac, 5.22%, 09/18/06	93,314,412
152,480,000	Freddie Mac, 5.22%, 09/27/06	151,905,150
25,000,000	Freddie Mac, 5.20%, 10/05/06	24,877,222
5,000,000	Freddie Mac, 5.15%, 10/31/06	4,957,083
49,415,000	Freddie Mac, 5.16%, 10/31/06	48,990,031
25,000,000	Freddie Mac Note, 4.76%, 02/09/07 (callable quarterly)	25,000,000
25,000,000	Freddie Mac Note, 4.92%, 02/28/07	25,000,000

Total U.S. Government-Sponsored Enterprises (cost $1,170,007,954)		1,170,007,954

Certificates of Deposit—3.9%(a)
50,000,000	HBOS Treasury Services PLC, 5.29%, 10/06/06	50,000,482
50,000,000	Wells Fargo & Company CD, 5.36%, 09/06/06	50,000,000
50,000,000	Wells Fargo & Company CD, 5.35%, 09/07/06	50,000,000
50,000,000	Wells Fargo & Company CD, 5.26%, 09/19/06	50,000,000

Total Certificates of Deposit (cost $200,000,482)		200,000,482

Total Investment Portfolio excluding repurchase agreement (cost $5,179,442,015)		5,179,442,015

Repurchase Agreement—0.1%(a)
Repurchase Agreement with State Street Bank and Trust Company, dated August 31, 2006 @ 4.96% to be repurchased at $2,032,280 on September 1, 2006, collateralized by $1,735,000 United States Treasury Bonds, 7.25% due May 15, 2016, (market value $2,101,837 including interest) (cost $2,032,000)		2,032,000

Total Investment Portfolio (cost $5,181,474,015)(c), 102.1%(a)		5,181,474,015
Other Assets and Liabilities, net, (2.1%)(a)		(106,280,293)

Net Assets, (consisting of paid-in-capital), 100.0%		$5,075,193,722

Class A Shares
Net asset value, offering and redemption price per share, ($5,069,317,449 divided by 5,069,320,859 shares outstanding)	$1.00

Class B Shares
Net asset value, offering and redemption price per share, ($2,433,535 divided by 2,433,362 shares outstanding)	$1.00

Class C Shares
Net asset value, offering and redemption price per share, ($3,442,738 divided by 3,442,675 shares outstanding)	$1.00

(a)	Percentages indicated are based on net assets.
(b)	U.S. dollar denominated.
(c)	The aggregate identified cost for federal income tax purposes is the same.

Maturity Schedule*

August 31, 2006 (% of total investments)

1-7 Days	21.8%
8-14 Days	14.6%
15-30 Days	32.4%
31-60 Days	26.4%
61-90 Days	3.3%
91-397 Days	1.5%

Total	100.0%

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust—Money Market Fund

Statement of Operations

For the Fiscal Year Ended August 31, 2006

Investment Income:
Income:
Interest		$243,458,197
Expenses:
Investment advisory fee	$21,835,848
Distribution fee (Class A)	7,997,006
Distribution fee (Class B)	3,514
Distribution fee (Class C)	4,000
Shareholder servicing fees	7,603,669
Custodian fee	270,019
State qualification expenses	263,983
Reports to shareholders	254,969
Fund accounting fee	91,340
Professional fees	80,890
Insurance	73,954
Trustees and officers fees	36,618
Federal registration expenses	11,333
Other	39,913

Total expenses		38,567,056

Net investment income		$204,891,141

Statements of Changes in Net Assets

	For the Fiscal Years Ended
	August 31, 2006	August 31, 2005
Increase (decrease) in net assets:
Operations:
Net investment income	$204,891,141	$92,701,142
Distributions to shareholders from:
Net investment income Class A shares, ($0.04 and $0.02 per share, respectively)	(204,699,510)	(92,594,036)
Net investment income Class B shares, ($0.04 and $0.02 per share, respectively)	(88,342)	(55,852)
Net investment income Class C shares, ($0.04 and $0.02 per share, respectively)	(103,289)	(51,254)

Net distributions to shareholders	(204,891,141)	(92,701,142)
Increase (decrease) in net assets from Fund share transactions	110,323,272	(145,906,301)

Increase (decrease) in net assets	110,323,272	(145,906,301)
Net assets, beginning of fiscal year	4,964,870,450	5,110,776,751

Net assets, end of fiscal year	$5,075,193,722	$4,964,870,450

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust—Money Market Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Class A Shares					Class B Shares					Class C Shares
	For the Fiscal Years Ended August 31					For the Fiscal Years Ended August 31					For the Fiscal Years Ended August 31
	2006	2005	2004	2003	2002	2006	2005	2004	2003	2002	2006	2005	2004	2003	2002
Net asset value, beginning of fiscal year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income(a)	0.038	0.018	0.004	0.007	0.015	0.038	0.018	0.004	0.007	0.015	0.038	0.018	0.004	0.007	0.015
Less Distributions:
Dividends from net investment income and net realized gains(a)	(0.038)	(0.018)	(0.004)	(0.007)	(0.015)	(0.038)	(0.018)	(0.004)	(0.007)	(0.015)	(0.038)	(0.018)	(0.004)	(0.007)	(0.015)

Net asset value, end of fiscal year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)	3.90	1.84	0.42	0.66	1.53	3.90	1.84	0.42	0.66	1.53	3.90	1.84	0.42	0.66	1.53
Ratios (%)/ Supplemental Data:
Operating expenses, net, to average daily net assets	0.72	0.71	0.70	0.70	0.70	0.72	0.71	0.70	0.70	0.70	0.72	0.71	0.70	0.70	0.70
Net investment income to average daily net assets	3.84	1.82	0.42	0.65	1.51	3.77	1.77	0.42	0.67	1.52	3.87	1.76	0.42	0.67	1.47
Net assets, end of fiscal year ($ millions)	5,069	4,960	5,103	5,479	5,106	2	3	4	5	6	3	2	4	6	6

(a)	Includes net realized gains and losses which were less than $.001 per share for each of the periods.

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust—Money Market Fund

Notes to Financial Statements

Note 1:	Organization, Investment Objective and Class Offerings. Heritage Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the “Fund”) and the Municipal Money Market Fund. The Fund seeks to achieve maximum current income consistent with stability of principal. The Fund currently offers Class A and Class C shares.

An additional class of shares, Class B shares, are no longer available for purchase, although existing Class B shareholders can exchange their shares for Class B shares of another Heritage Mutual Fund and acquire additional shares through dividend reinvestment. Class B shares automatically convert to Class A shares of the Fund eight years after purchase. In addition, the Fund’s Board of Trustees has approved the conversion of all remaining Class B shares to Class A shares on March 30, 2007. The conversion from Class B shares will not be a taxable event and all shareholders as of the effective date will not be charged a contingent deferred sales charge (“CDSC”). After that conversion, there will be no Class B shares outstanding.

Class A, B and C shares have no front end sales charges, but when redeemed, may be subject to a CDSC if they were acquired through an exchange from another Heritage mutual fund.

Note 2:	Significant Accounting Policies.

Use of Estimates. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Security Valuation. The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity.

Repurchase Agreements. The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which, at the time of purchase, is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Federal Income Taxes. The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to

Annual Report

Heritage Cash Trust—Money Market Fund

Notes to Financial Statements

(continued)

distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

Distribution of Income and Gains. Distributions of net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Revenue Recognition. Investment security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis.

Expenses. The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. Expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets.

Class Allocations. Each class of shares has equal rights as to earnings and assets. Income, expenses, realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Other. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 3:	Capital Share Transactions. Capital share transactions in the Fund during the fiscal year ended August 31, 2006 at a net asset value of $1.00 per share, were as follows:

	Class A	Class B	Class C
Shares sold	22,492,635,260	1,324,399	3,599,154
Shares issued on reinvestment of distributions	202,142,986	72,914	93,785
Shares redeemed	(22,585,361,911)	(1,596,591)	(2,586,724)

Net increase (decrease)	109,416,335	(199,278)	1,106,215

Capital share transactions in the Fund during the fiscal year ended August 31, 2005 at a net asset value of $1.00 per share, were as follows:

	Class A	Class B	Class C
Shares sold	20,203,620,611	666,616	3,000,006
Shares issued on reinvestment of distributions	90,789,522	40,688	45,966
Shares redeemed	(20,437,276,545)	(1,932,484)	(4,860,681)

Net decrease	(142,866,412)	(1,225,180)	(1,814,709)

Annual Report

Heritage Cash Trust—Money Market Fund

Notes to Financial Statements

(continued)

Note 4:	Investment Advisory Fees and Other Transactions With Affiliates. Under the Trust’s Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the “Manager” or “Heritage”), Heritage manages, supervises and conducts the business and administrative affairs of the Fund. For these services, the Fund agreed to pay to the Manager an annual fee as a percentage of the Fund’s average daily net assets, computed daily based on the schedule below and payable monthly. The amount payable to the Manager as of August 31, 2006, was $1,775,002.

Fund’s Average Daily Net Assets	Investment Advisory Fee
First $500 million	0.500%
Next $500 million	0.475%
Next $500 million	0.450%
Next $500 million	0.425%
Next $500 million	0.400%
Next $2.5 billion	0.375%
Next $2.5 billion	0.360%
Next $2.5 billion	0.350%
Greater than $10 billion	0.340%

Distribution Fees. Pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended, the Fund is authorized to pay Raymond James & Associates, Inc. (the “Distributor” or “RJA”) a fee of 0.15% of the average daily net assets for each class of shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of August 31, 2006 was $646,691. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly-owned subsidiaries of Raymond James Financial, Inc. (“RJF”).

Sales Charges. The Distributor has advised the Fund that it generated $37,739 and $2,428 in contingent deferred sales charges for Class B and Class C shares, respectively during the fiscal year ended August 31, 2006. From these fees, the Distributor paid sales commissions to sales persons and incurred other distribution costs.

Change of Distributor. Heritage Fund Distributors, Inc. (“HFD”) began operations on July 1, 2006 and is in the process of moving all of the selling agreements from RJA, the Fund’s current distributor, to HFD. HFD is an approved distributor by the Heritage Board of Trustees and expects to be the Fund’s sole distributor by December 31, 2006. In the interim, the Fund will operate with dual distributors; RJA and HFD. This change will have minimal impact, if any, to the Fund.

Fund Accounting Fees. The Manager is the Fund Accountant for the Fund. For providing Fund Accounting Services, the Manager receives payment from the Fund at a fixed base fee per fund, multiple class fee and any out-of-pocket expenses. The Manager charged $91,340 for Fund Accounting services, of which $8,119 was payable as of August 31, 2006.

Shareholder Servicing Fees. The Manager is the Shareholder Servicing Agent for the Fund. For providing Shareholder Servicing, the Manager receives payment from the Fund at a fixed fee per

Annual Report

Heritage Cash Trust—Money Market Fund

Notes to Financial Statements

(continued)

shareholder account plus any out-of-pocket expenses. The Manager charged $7,603,669 for Shareholder Servicing fees, of which $584,398 was payable as of August 31, 2006.

Trustees and Officers Fees. Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust, all of which are investment companies that are also advised by the Manager of the Trust (collectively referred to as the “Heritage Mutual Funds”). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or employee of an affiliate of the Manager receives an annual retainer along with meeting fees for those Heritage Mutual Funds meetings attended. Trustees’ fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds. Certain Officers of the Heritage Mutual Funds may also be Officers and/or Directors of Heritage. Such Officers receive no compensation from the Heritage Mutual Funds except for the Heritage Mutual Funds’ Chief Compliance Officer. A portion of the Chief Compliance Officers’ total compensation is paid equally by each portfolio in the Heritage Mutual Funds. As of August 31, 2006, the amount of Trustees and Officers fees payable was $8,042.

Note 5:	Federal Income Taxes. The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. For the fiscal year ended August 31, 2006, there were no reclassifications arising from permanent tax differences. As of August 31, 2006, the Fund had net tax basis capital loss carryforwards in the aggregate of $3,174. This capital loss carryforward may be applied to any net taxable capital gain until their expiration date of 2012. All dividends paid by the Fund from net investment income are deemed to be ordinary income for Federal income tax purposes.

Note 6:	New Accounting Pronouncement. In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Manager is evaluating the application of FIN 48 to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements.

Annual Report

Report of Independent Registered Certified Public Accounting Firm

To the Board of Trustees and

Shareholders of Heritage Cash Trust—Money Market Fund:

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Cash Trust—Money Market Fund (the “Fund”) at August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

October 20, 2006

Annual Report

Heritage Cash Trust—Money Market Fund

Understanding Your Ongoing Costs

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases, contingent deferred sales charges, or redemption fees; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other fund expenses. The following sections are intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges or redemption fees. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see your Fund’s prospectus or contact your financial advisor.

Actual Expenses

The table below shows the actual expenses you would have paid on a $1,000 investment in Heritage Cash Trust—Money Market Fund on March 1, 2006 and held through August 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Actual	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period*
Class A	$1,000.00	$1,021.90	$3.65
Class B	$1,000.00	$1,021.90	$3.65
Class C	$1,000.00	$1,021.90	$3.65

Hypothetical Example for Comparison Purposes

All mutual funds now follow guidelines to assist shareholders in comparing expenses between different funds. Per these guidelines, the table below shows your Fund’s expenses based on a $1,000 investment and assuming for the period a hypothetical 5% annualized rate of return before ongoing expenses, which is not the Fund’s actual return. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

Hypothetical (5% return before expenses)	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period*
Class A	$1,000.00	$1,021.60	$3.64
Class B	$1,000.00	$1,021.60	$3.64
Class C	$1,000.00	$1,021.60	$3.64

*	Expenses are calculated using the Fund’s annualized expense ratio of 0.72% for Class A, Class B and Class C shares, multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (184); and then dividing that result by the actual number of days in the fiscal year (365).

Annual Report

Heritage Cash Trust

Trustees and Officers

Name, Age and Position(s) Held with Fund	Term of Office(a) and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Directorships of Public Companies Held by Trustee
Interested Trustees(b)
Thomas A. James (64) Chairman of the Board and Trustee	Since inception in 1985	Chairman of the Board since 1985; Chief Executive Officer of RJF since 1969; Chairman of the Board of RJA since 1986; Chairman of the Board of Eagle Asset Management, Inc. (“Eagle”) since 1984.	10	OSI Restaurant Partners, Inc.
Richard K. Riess (57) Trustee	Since inception in 1985	Executive Vice President and Managing Director – Asset Management of RJF since 1998; Chief Executive Officer of Eagle since 1996; Chief Executive Officer of Heritage since 2000.	10	None
Independent Trustees
C. Andrew Graham (66) Trustee	Since inception in 1985	First Financial Advisors, Ltd. & Graham Financial Partners, LLC (financial planning, insurance and investment services) since 1999.	10	None
Keith B. Jarrett (57) Trustee	Since 2005	President, KBJ, LLC (investment company) since 2001; Principal, Rockport Funding, LLC (specialty finance), and Ajax Partners (investment partnership) since 2003; President and CEO, TF Ventures (information technology) 1998-2001.	10	Penn Virginia Resources, MLP
William J. Meurer (62) Trustee	Since 2003	Private Financial Consultant since 2000.	10	Sykes Enterprises, Inc.
James L. Pappas (63) Lead Independent Trustee	Since 2003 (Since 1989 as Trustee)	Lykes Professor of Banking and Finance, University of South Florida College of Business Administration 1986-2006; President, Graduate School of Banking, University of Wisconsin 1995-2005.	10	None
David M. Phillips (67) Trustee	Since inception in 1985	Chief Executive Officer, Evare LLC (information services) since 2003.	10	Intersections, Inc.
Deborah L. Talbot, PhD (55) Trustee	Since 2002	Independent Consultant and Researcher; Founder and Chairman of the Board, Creative Tampa Bay since 2003; Dean’s Advisory Board, College of Arts and Sciences, University of Memphis since 2002.	10	None

The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request, by calling (800) 421-4184. The address of each Trustee and Officer is 880 Carillon Parkway, St. Petersburg, FL 33716.

(a)	Trustees serve for the lifetime of the Trust or until they are removed, resign or retire. The Board has adopted a Board Governance Policy that requires Independent Trustees to retire at the age of 72 for those Trustees in office prior to August 2000, and at the age of 70 for those Trustees who are elected to office after August 2000.
(b)	Messrs. James and Riess are “interested” persons of the Trust as that term is defined by the Investment Company Act of 1940. Mr. James is affiliated with RJA, Eagle and RJF. Mr. Riess is affiliated with Heritage, Eagle and RJF.

Annual Report

Heritage Cash Trust

Trustees and Officers

(continued)

Name, Age and Position(s) Held with Fund	Term of Office(c) and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Directorships of Public Companies Held by Trustee
Officers
Stephen G. Hill (47) President	Since 2005	President of Heritage since 2005; Director of Heritage since 1994; President and Chief Operating Officer of Eagle since 2000; President and Chief Executive Officer of Awad Asset Management Inc. (“Awad”) since 2004; Director of Awad since 1998; Director of HFD since 2005.	N/A	N/A
K.C. Clark (47) Executive Vice President and Principal Executive Officer	Since 2000	Executive Vice President and Chief Operating Officer of Heritage since 2000; Director of Heritage since 2005.	N/A	N/A
H. Peter Wallace (60) Senior Vice President	Since 1993	Senior Vice President and Director – Fixed Income Investments of Heritage since 1993.	N/A	N/A
Andrea N. Mullins (39) Treasurer and Secretary, Principal Financial Officer	Since 2003 (Since 2004 as Principal Financial Officer)	Treasurer and Vice President – Finance of Heritage since 2003; Vice President – Fund Accounting of Heritage 1996-2003.	N/A	N/A
Mathew J. Calabro (39) Chief Compliance Officer	Since 2005	Senior Vice President and Chief Compliance Officer of Heritage since 2005; Vice President of Heritage 1996-2005.	N/A	N/A

The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request, by calling (800) 421-4184. The address of each Trustee and Officer is 880 Carillon Parkway, St. Petersburg, FL 33716.

(c)	Officers are elected annually for one year terms.

Annual Report

Heritage Cash Trust—Money Market Fund

Renewal of Investment Advisory Agreement

Overview.    At a meeting held on August 15, 2006, the Board, including the independent Trustees (together, the “Board”), approved the renewal of the Fund’s investment advisory agreement (the “Agreement”) with Heritage Asset Management, Inc. (“Heritage”).

In reaching this decision, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared in connection with the annual renewal process. The Board, acting directly or through its committees, has been provided with information and reports relevant to the annual renewal of the Fund’s Agreement, including: reports regarding the services and support provided to the Fund and its shareholders by Heritage; information on the Fund’s performance and commentary on the reasons for the performance; presentations by Fund portfolio managers addressing, as applicable, Heritage’s investment philosophy, investment strategy, personnel and operation; compliance and audit reports concerning the Fund and Heritage including responses to issues raised therein; and information on relevant developments in the mutual fund industry and how the Heritage Funds and/or Heritage are responding to them.

As part of the renewal process, the Board, with the assistance of independent legal counsel, requested and received additional reports containing substantial and detailed information about the Fund and Heritage. Among other matters, these reports included information on: (1) the nature and extent of the advisory and other services provided by Heritage; (2) the personnel of Heritage; (3) the financial condition of Heritage; (4) the compliance program and record of Heritage; (5) the performance of the Fund as compared to its peer group and an appropriate benchmark; (6) the Fund’s expenses, including the advisory fee, the overall expense structure of the Fund, both in absolute terms and relative to peer funds, and any applicable contractual expense limitations; (7) the anticipated effect of growth and size on the Fund’s performance and expenses, where applicable; (8) benefits to be realized by Heritage and its respective affiliates; and (9) the estimated profitability of Heritage under the Agreement. The Board posed questions to various management personnel of Heritage regarding certain key aspects of the materials submitted in support of the renewal.

With respect to the renewal of the Agreement, the Board considered all factors it believed relevant, including: (1) the nature, extent and quality of services provided to the Fund; (2) the investment performance of the Fund; (3) the costs of the services provided to the Fund and the profits realized or to be realized by Heritage and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been realized as the Fund grows; (5) whether the level of fees reflects those economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by Heritage with other clients (such as pension funds and other institutional investors); and (7) any other benefits derived or anticipated to be derived by Heritage from its relationship with the Fund. Because Heritage’s fee is a combined fee covering investment advisory and administration fees under the current agreement, the Board did not consider a comparison of Heritage’s advisory fee relative to other similar funds.

Provided below is an overview of the factors the Board considered at the August meeting. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of Services.    The Board considered that Heritage is experienced in serving as an investment adviser for the Fund. The Board noted that Heritage provides investment management, administration,

Annual Report

Heritage Cash Trust—Money Market Fund

Renewal of Investment Advisory Agreement

(continued)

transfer agent and fund accounting services to the Fund. In addition, Heritage also is responsible for oversight of compliance with Fund policies and objectives, review of brokerage matters, oversight of Fund compliance with applicable law, and implementation of Board directives as they relate to the Fund. Finally, the Board noted that shareholders in the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Heritage, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in the Fund, managed by Heritage.

The Board also considered information provided regarding: (1) the Heritage personnel who provide services to the Fund; (2) the material matters that may have arisen in connection with Heritage’s compliance program and a certification as to the adequacy of the program; and (3) the financial information regarding Heritage.

Investment Performance.    The Board considered the short-, intermediate- and long-term total returns of the Fund’s Class A shares compared to its peer group and the yield of the Fund’s Class A shares compared to a benchmark. In this regard, the Board noted that: (1) the Fund is managed conservatively by Heritage to maintain a AAAm rating from Standard & Poor’s; (2) the total return of the Fund’s Class A shares was less compared to similar funds for all relevant time periods ended June 30, 2006; (3) the explanation that the conservative style of management may reduce total return performance; and (4) the 30-day yield of the Fund’s Class A shares has exceeded its benchmark for the last two years.

Costs, Profitability and Economies of Scale.    The Board considered the fees payable by the Fund under the Agreement. In this connection, the Board evaluated Heritage’s costs and profitability in providing services to the Fund. The Board noted that Heritage’s profits on the services it provided to the Fund are reasonable in light of Heritage’s costs in providing services to the Fund and that Heritage manages the Fund’s assets and provides a comprehensive compliance program for the Fund.

The Board also considered the expense ratio for the Fund compared to the average expense ratio of its peer group. The Board noted that the Fund’s expense ratio (less the Rule 12b-1 fees) was less than the average for its peer group of money market funds having assets of over $500 million.

The Board considered that the Fund’s management fee structure provides for breakpoints, which is a reduction of the applicable fee rate as assets increase. The Board noted that Heritage added two breakpoints to its advisory fees two years ago in order to pass on any economies of scale it realizes to shareholders. The Board also recognized that the current asset levels of the Fund have not reached a level at which a new breakpoint would be considered.

The Board also considered that the Fund may benefit from economies of scale, and shareholders may realize such economies of scale, through (1) reduced advisory and administration fees achieved when a Fund’s asset size reaches breakpoints in the fee schedules instituted by Heritage; (2) increased services to the Fund, (3) the waivers and/or reimbursements Heritage provides as a result of the contractual expense limitations on the Fund’s total operating expenses, or (4) fee or expense reductions under the transfer agent agreement.

Benefits.    In evaluating Heritage’s compensation, the Board considered other benefits that may be realized by Heritage and its affiliates from their relationship with the Fund. In this connection, the Board noted, among other

Annual Report

Heritage Cash Trust—Money Market Fund

Renewal of Investment Advisory Agreement

(continued)

things, that Heritage also serves as the transfer agent and fund accountant for the Fund, and receives compensation for acting in these capacities, and is responsible for, among other things, coordinating the Fund’s audits, financial statements and tax returns and managing expenses and budgeting for the Funds.

The Board also recognized that other affiliates of Heritage, Heritage Fund Distributors, Inc. and Raymond James & Associates, Inc. (“RJA”), serve as the principal underwriters and distributors for the Fund, and as such, receive or would receive Rule 12b-1 payments from the Fund to compensate them for providing services and distribution activities, which could lead to growth in the Fund’s assets and the corresponding benefits of that growth, including economies of scale and greater diversification. In addition, Heritage also makes payments to RJA for service and distribution activities for Fund shares. In addition, another affiliate of Heritage, Raymond James Financial Services, Inc., has entered into an agreement with RJA to sell fund shares and receives compensation from RJA.

Conclusions.    Based on these considerations, the Board concluded with respect to the Fund that: (1) the Fund was reasonably likely to benefit from the nature, quality and extent of Heritage’s services; (2) the Fund’s performance was satisfactory in light of all the factors considered by the Board; (3) Heritage’s profits and fees payable under the Agreement to Heritage were reasonable in the context of all the factors considered by the Board; and (4) the current advisory fee structure provides Fund shareholders with reasonable benefits associated with economies of scale. Based on these conclusions and other factors, the Board determined in its business judgment to renew the Agreement.

Annual Report

September 29, 2006

Dear Fellow Shareholders:

This report provides management’s discussion of fund performance and market environment for the fiscal year ended August 31, 2006, of the Heritage Cash Trust–Municipal Money Market Fund (the “Fund”). Since the prior fiscal year end reporting period, the economy has slowed down and inflationary pressures have eased. The Federal Reserve Bank continued to raise the target federal funds rate at a measured pace of 0.25% at each of their Federal Open Market Committee meetings held during the year until August 8, 2006 when they paused for the first time after seventeen consecutive increases, leaving the target federal funds rate standing at 5.25%. In their latest statement, the Federal Reserve Bank reiterated for the third time that their outlook for growth and inflation is data dependent. Short-term tax-exempt interest rates increased along with the federal funds rate. As a result, the Fund’s seven-day current yield(a) increased from 1.85% on August 31, 2005, to 2.82% on August 31, 2006. The performance data quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted. To obtain more current performance data as of the most recent month end, please visit our website at www.HeritageFunds.com.

As of August 31, 2006, the Fund’s investment portfolio was comprised of approximately 76% tax-exempt floating rate notes, 1% fixed rate notes and 23% commercial paper. The large composition of floating rate notes provided the Fund with ample liquidity. The investments in commercial paper provided more relative value than fixed rate notes and bonds. The entire portfolio was invested in highly rated tier-one securities. These high quality investments satisfied the requirements set forth by Standard and Poor’s Rating Group to maintain the Fund’s AAAm rating(b). Ratings are subject to change and do not remove market risk from your investment.

I am sad to report that Fund Trustee David M. Phillips has passed away. Mr. Phillips served as an Independent Trustee of the Heritage Funds since their inception in 1985 and was a strong advocate for shareholders. He is survived by his wife Ruth Ann and their two children.

On behalf of Heritage, I thank you for your continued investment in the Heritage Cash Trust–Municipal Money Market Fund. If you have any questions or comments please contact your financial advisor or Heritage at (800) 421-4184.

Sincerely,

Stephen G. Hill

President

(a) An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please consider the investment objectives, risk, charges, and expenses of any fund carefully before investing. Contact Heritage at (800) 421-4184 or your financial advisor for a prospectus, which contains this and other important information about the Fund. Read the prospectus carefully before you invest.

(b) Standard & Poor’s, a widely recognized independent authority on credit quality, rates certain money market funds based on weekly analysis. When rating a money market fund, Standard & Poor’s assesses the safety of principal. According to Standard & Poor’s, a fund rated AAAm (“m” denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor’s focuses on credit quality, liquidity, and management of the Fund.

1 Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2006

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes—77.2% (a) (b)
Alabama—1.6%
$10,550,000	Alabama Housing Finance Authority, 3.48% (c) Multi Family Housing Revenue Bond Hunter Ridge Apartments Project, Series 05F, AMT, 09/07/06 LOC: Federal Home Loan Mortgage Corporation	$10,550,000
2,400,000	Decatur Industrial Development Board, 3.65% (c) Pollution Control Revenue Bond Amoco Chemical Company Project, Series 95, AMT, 09/01/06	2,400,000
6,400,000	Stevenson Industrial Development Board, 3.47% (c) Industrial Development Revenue Bond Mead Corporation Project, Series 97, AMT, 09/06/06 LOC: J.P. Morgan Chase Bank	6,400,000

		19,350,000

Alaska—1.0%
12,000,000	Valdez, 3.60% (c) Industrial Development Revenue Bond BP Amoco Inc. Project, Series 03B, 09/01/06	12,000,000

Arizona—0.8%
3,400,000	Maricopa County Industrial Development Authority, 3.45% (c) Multi Family Housing Revenue Bond San Remo Apartments Project, Series 02, AMT, 09/07/06 LOC: Federal National Mortgage Association	3,400,000
6,750,000	Maricopa County Industrial Development Authority, 3.47% (c) Multi Family Housing Revenue Bond San Fernando Apartments Project, Series 04, AMT, 09/07/06 LOC: Federal National Mortgage Association	6,750,000

		10,150,000

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Arkansas—0.5%
6,400,000	Pulaski County Public Facilities Board, 3.49% (c) Multi Family Housing Revenue Bond Markham Oaks & Indian Hills Apartments Project, Series 05, AMT, 09/07/06 LOC: Regions Bank	6,400,000

California—0.3%
3,800,000	Los Angeles Community Redevelopment Agency, 3.45% (c) Broadway Spring Center Project, Series 87, AMT, 09/06/06 LOC: Comerica Bank	3,800,000

Colorado—1.7%
5,300,000	Colorado Educational & Cultural Facilities Authority, 3.41% (c) Facilities Authority Campus Village Apartments Project, 09/07/06 LOC: Citibank, N.A.	5,300,000
12,675,000	Denver City & County, 3.44% (c) Airport Facilities Revenue Bond Series F, AMT, 09/06/06 LOC: Societe Generale	12,675,000
2,300,000	Traer Creek Metropolitan District, 3.42% (c) Eagle County Project, Series 02, 09/06/06 LOC: BNP Paribas	2,300,000

		20,275,000

Connecticut—3.0%
2,950,000	Connecticut Health & Education Facilities Authority, 3.35% (c) Higher Education Bond Yale University Project, Series 97 T-2, 09/07/06	2,950,000
23,000,000	Connecticut Health & Education Facilities Authority, 3.54% (c) Higher Education Bond Yale University Project, Series 03 X-3, 09/01/06	23,000,000

The accompanying notes are an integral part of the financial statements.

2	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2006

(continued)

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Connecticut (continued)
$ 9,800,000	Connecticut Housing Finance Authority, 3.42% (c) Mortgage Finance Project, AMBAC, Series 02B, AMT, 09/07/06 BPA: Federal Home Loan Bank	$9,800,000

		35,750,000

District Of Columbia—0.8%
1,000,000	District of Columbia, 3.65% Certificates of Participation AMBAC, 01/01/07	1,004,309
8,130,000	Metropolitan Washington Airport Authority, 3.48% (c) Airport Facilities Revenue Bond FSA, Series 02C, AMT, 09/06/06 BPA: Dexia	8,130,000

		9,134,309

Florida—3.0%
5,905,000	Hillsborough County Housing Finance Authority, 3.45% (c) Multi Family Housing Revenue Bond Brandon Crossing Apartments Project, Series 98A, AMT, 09/07/06 LOC: Federal National Mortgage Association	5,905,000
1,200,000	Jacksonville Economic Development Commission, 3.46% (c) Airport Facilities Revenue Bond Holland SheltAir Project, Series A-1, AMT, 09/07/06 LOC: Bank of America, N.A.	1,200,000
8,000,000	Orange County Industrial Development Authority, 3.41% (c) Industrial Development Revenue Bond Catholic Diocese Project, 09/06/06 LOC: SunTrust Bank	8,000,000

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Florida (continued)
13,000,000	Orlando & Orange County Expressway Authority, 3.38% (c) Transportation Revenue Bond AMBAC, Series 05, 09/07/06 BPA: Wachovia Bank, N.A.	13,000,000
3,000,000	Palm Beach County, 3.51% (c) Norton Gallery Inc. Project, 09/06/06 LOC: Northern Trust Company	3,000,000
5,300,000	Palm Beach County School Board, 3.39% (c) Certificates of Participation FSA, Series 02B, 09/07/06 BPA: Dexia	5,300,000

		36,405,000

Georgia—3.9%
2,975,000	Bibb County Development Authority, 3.41% (c) Industrial Development Revenue Bond Mount de Sales Academy Project, Series 00, 09/06/06 LOC: SunTrust Bank	2,975,000
700,000	Clayton County Development Authority, 3.46% (c) Industrial Development Revenue Bond C. W. Matthews Contracting Project, Series 00, AMT, 09/07/06 LOC: Bank of America, N.A.	700,000
3,800,000	DeKalb County Housing Authority, 3.46% (c) Multi Family Housing Revenue Bond Mountain Crest Apartments Project, Series 02A-1, AMT, 09/06/06 LOC: SunTrust Bank	3,800,000
12,525,000	East Point Housing Authority, 3.48% (c) Multi Family Housing Revenue Bond Eagles Creste Apartments Project, Series 03, AMT, 09/07/06 LOC: Federal Home Loan Mortgage Corporation	12,525,000

The accompanying notes are an integral part of the financial statements.

3	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2006

(continued)

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Georgia (continued)
$16,000,000	Fulton County Development Authority, 3.52% (c) Multi Family Housing Revenue Bond Hidden Creste Apartments Project, Series 04, AMT, 09/07/06 LOC: J.P. Morgan Chase Bank	$16,000,000
2,500,000	Gainesville & Hall County Development Authority, 3.51% (c) Industrial Development Revenue Bond IMS Gear Project, Series 00, AMT, 09/07/06 LOC: Wachovia Bank, N.A.	2,500,000
1,000,000	Rockmart Development Authority, 3.51% (c) Industrial Development Revenue Bond C. W. Matthews Contracting Project, Series 00, AMT, 09/07/06 LOC: Wachovia Bank, N.A.	1,000,000
8,100,000	Roswell Housing Authority, 3.48% (c) Multi Family Housing Revenue Bond Park Ridge Apartments Project, Series 03, AMT, 09/07/06 LOC: Federal National Mortgage Association	8,100,000

		47,600,000

Illinois—5.9%
2,775,000	Chicago, 3.51% (c) Industrial Development Revenue Bond Andres Imaging & Graphics, Inc. Project, Series 00, AMT, 09/07/06 LOC: LaSalle National Trust, N.A.	2,775,000
2,935,000	Chicago, 3.53% (c) Multi Family Housing Revenue Bond North Larrabee Project, Series 01A, AMT, 09/07/06 LOC: Harris Trust and Savings Bank	2,935,000

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Illinois (continued)
4,405,000	Chicago Industrial Development Authority, 3.51% (c) Industrial Development Revenue Bond Evans Food Products Company Project, Series 98, AMT, 09/07/06 LOC: LaSalle National Trust, N.A.	4,405,000
6,500,000	Cook County, 3.43% (c) Series 02B, 09/06/06 BPA: Landesbank Hessen-Thueringen	6,500,000
2,300,000	Hennepin, 3.48% (c) Pollution Control Revenue Bond Hennepin-Hopper Lakes Project, Series 01, 09/07/06 LOC: Harris Trust and Savings Bank	2,300,000
2,000,000	Illinois Development Finance Authority, 3.46% (c) Industrial Development Revenue Bond MPP Zinc Plating Plant Project, AMT, 09/07/06 LOC: Bank of America, N.A.	2,000,000
3,275,000	Illinois Development Finance Authority, 3.51% (c) Industrial Development Revenue Bond Elite Manufacturing Technologies Inc. Project, Series 99, AMT, 09/07/06 LOC: LaSalle National Trust, N.A.	3,275,000
950,000	Illinois Development Finance Authority, 3.51% (c) Industrial Development Revenue Bond Emtech Machining & Grinding Project, Series 96, AMT, 09/07/06 LOC: LaSalle National Trust, N.A.	950,000

The accompanying notes are an integral part of the financial statements.

4	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2006

(continued)

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Illinois (continued)
$ 2,825,000	Illinois Development Finance Authority, 3.51% (c) Industrial Development Revenue Bond Touhy Limited Partnership Project, Series 96, AMT, 09/06/06 LOC: LaSalle National Trust, N.A.	$2,825,000
400,000	Illinois Development Finance Authority, 3.53% (c) Industrial Development Revenue Bond Azteca Foods Inc. Project, Series 95, AMT, 09/06/06 LOC: LaSalle National Trust, N.A.	400,000
3,380,000	Illinois Development Finance Authority, 3.53% (c) Industrial Development Revenue Bond Northwest Pallet Supply Project, Series 01, AMT, 09/07/06 LOC: Harris Trust and Savings Bank	3,380,000
10,000,000	Illinois Health Facilities Authority, 3.57% (c) OSF Healthcare System Project, Series 02, 09/01/06 LOC: Fifth Third Bank	10,000,000
3,895,000	Illinois Housing Development Authority, 3.46% (c) Multi Family Housing Revenue Bond Sterling Towers Project, Series 01, AMT, 09/07/06 LOC: LaSalle National Trust, N.A.	3,895,000
6,715,000	Illinois Housing Development Authority, 3.50% (c) Multi Family Housing Revenue Bond Hyde Park Tower Project, Series 00A, AMT, 09/06/06 LOC: Federal National Mortgage Association	6,715,000

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Illinois (continued)
2,400,000	Illinois Student Assistance Commission, 3.53% (c) Student Loan Revenue Bond Series 97A, AMT, 09/06/06 LOC: J.P. Morgan Chase Bank	2,400,000
4,305,000	Lake County, 3.47% (c) Multi Family Housing Revenue Bond Rosewood Apartments Project, Series 04, AMT, 09/07/06 LOC: Federal Home Loan Mortgage Corporation	4,305,000
4,320,000	Lake County, 3.48% (c) Pollution Control Revenue Bond Countryside Landfill Project, Series 96B, AMT, 09/07/06 LOC: J.P. Morgan Chase Bank	4,320,000
2,065,000	Rock Island County Metropolitan Airport Authority, 3.46% (c) Airport Facilities Revenue Bond Quad City International Airport Project, Series 98, AMT, 09/06/06 LOC: U.S. Bank, N.A.	2,065,000
1,450,000	Wheeling, 3.53% (c) Industrial Development Revenue Bond V-S Industries Inc. Project, Series 00, AMT, 09/07/06 LOC: Harris Trust and Savings Bank	1,450,000
1,400,000	Will County, 3.65% (c) Industrial Development Revenue Bond BP Amoco Project, Series 00, AMT, 09/01/06	1,400,000
2,900,000	Will County, 3.65% (c) Pollution Control Revenue Bond Amoco Chemical Company Project, Series 98, AMT, 09/01/06	2,900,000

		71,195,000

The accompanying notes are an integral part of the financial statements.

5	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2006

(continued)

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Indiana—1.7%
$ 2,490,000	Elkhart County Economic Development Corporation, 3.49% (c) Multi Family Housing Revenue Bond Johnson Street Apartments Project, Series 98A, AMT, 09/06/06 LOC: Federal Home Loan Bank	$2,490,000
2,500,000	Gibson County, 3.45% (c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 97, AMT, 09/06/06	2,500,000
3,000,000	Gibson County, 3.45% (c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 99A, AMT, 09/06/06	3,000,000
1,000,000	Gibson County, 3.45% (c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 00A, AMT, 09/06/06	1,000,000
4,000,000	Gibson County, 3.45% (c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 01, AMT, 09/06/06	4,000,000
3,000,000	Gibson County, 3.45% (c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 01B, AMT, 09/06/06	3,000,000
2,505,000	Valparaiso Economic Development Corporation, 3.46% (c) Industrial Development Revenue Bond Block Heavy & Highway Products Project, Series 99, AMT, 09/06/06 LOC: U.S. Bank, N.A.	2,505,000
1,650,000	Whiting, 3.65% (c) Amoco Oil Company Project, Series 98, AMT, 09/01/06	1,650,000

		20,145,000

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Iowa—0.9%
7,500,000	Iowa Higher Education Loan Authority, 3.40% (c) Student Loan Revenue Bond Luther College Project, Series 02, 09/07/06 LOC: U.S. Bank, N.A.	7,500,000
3,200,000	Orange City, 3.52% (c) Industrial Development Revenue Bond Vogel Enterprises LTD Project, AMT, 09/07/06 LOC: U.S. Bank, N.A.	3,200,000

		10,700,000

Kansas—1.2%
6,000,000	Dodge City, 3.44% (c) Industrial Development Revenue Bond Farmland National Beef Packing Company Project, Series 00, AMT, 09/07/06 LOC: Rabobank Nederland	6,000,000
5,850,000	Liberal, 3.44% (c) Industrial Development Revenue Bond Farmland National Beef Packing Company Project, Series 00, AMT, 09/07/06 LOC: Rabobank Nederland	5,850,000
2,700,000	Shawnee Industrial Development Authority, 3.51% (c) Industrial Development Revenue Bond Thrall Enterprises Inc. Project, Series 94, AMT, 09/06/06 LOC: LaSalle National Trust, N.A.	2,700,000

		14,550,000

Kentucky—0.9%
10,865,000	Middletown, 3.45% (c) Christian Academy of Louisville Project, Series 04, 09/07/06 LOC: J.P. Morgan Chase Bank	10,865,000

The accompanying notes are an integral part of the financial statements.

6	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2006

(continued)

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Louisiana—3.1%
$ 3,380,000	Caddo-Bossier Parishes Port Commission, 3.52% (c) Transportation Revenue Bond Oakley Louisiana Inc. Project, Series 98, AMT, 09/07/06 LOC: Regions Bank	$3,380,000
1,500,000	Calcasieu Parish Industrial Development Board, 3.56% (c) Industrial Development Revenue Bond Hydroserve Westlake LLC Project, Series 98, AMT, 09/06/06 LOC: J.P. Morgan Chase Bank	1,500,000
3,700,000	Calcasieu Parish Industrial Development Board, 3.65% (c) Citgo Petroleum Corporation Project, Series 95, AMT, 09/01/06 LOC: Banque Nationale De Paris	3,700,000
2,320,000	DeRidder Industrial Development Board, 3.52% (c) Industrial Development Revenue Bond Pax Inc. Project, Series 97, AMT, 09/07/06 LOC: J.P. Morgan Chase Bank	2,320,000
4,000,000	Lake Charles Harbor & Revenue District, 3.42% (c) Conoco, Inc. Project, Series 99A, 09/06/06 LOC: Bank One, N.A.	4,000,000
15,050,000	St. Charles Parish, 3.63% (c) Pollution Control Revenue Bond Shell Oil Company Project, Series 92A, AMT, 09/01/06	15,050,000
7,655,000	St. Charles Parish, 3.63% (c) Pollution Control Revenue Bond Shell Oil Company Project, Series 93, AMT, 09/01/06	7,655,000

		37,605,000

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Maine—0.5%
5,535,000	Maine Finance Authority, 3.47% (c) Industrial Development Revenue Bond Jackson Laboratory Project, Series 02, 09/07/06 LOC: Bank of America, N.A.	5,535,000

Maryland—1.2%
8,500,000	Maryland Economic Development Corporation, 3.57% (c) Constellation Energy Group Project, Series 06A, 09/07/06 LOC: Wachovia Bank, N.A.	8,500,000
6,000,000	Montgomery County, 3.41% (c) Georgetown Preparatory School Project, Series 05, 09/07/06 LOC: Bank of America, N.A.	6,000,000

		14,500,000

Massachusetts—2.4%
15,100,000	Massachusetts Bay Transportation Authority, 3.38% (c) General Transportation System Bond Series 00, 09/06/06 BPA: Westdeutsche Landesbank	15,100,000
2,000,000	Massachusetts, GO, 3.60% (c) Central Artery Project, Series 00A, 09/01/06 BPA: Landesbank Baden Wurttenburg	2,000,000
6,000,000	Massachusetts Health & Education Facilities Authority, 3.55% (c) Emmanuel College Project, Series 03, 09/07/06 LOC: Allied Irish Banks	6,000,000
6,260,000	Massachusetts Industrial Finance Agency, 3.44% (c) Heritage At Hingham Project, Series 97, AMT, 09/07/06 LOC: Federal National Mortgage Association	6,260,000

		29,360,000

The accompanying notes are an integral part of the financial statements.

7	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2006

(continued)

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Minnesota—2.4%
$ 2,655,000	Dakota County Community Development Agency, 3.67% (c) Multi Family Housing Revenue Bond Regatta Commons Project, Series 03A, AMT, 09/01/06 LOC: LaSalle National Trust, N.A.	$2,655,000
5,000,000	Dakota County Community Development Agency, 3.68% (c) Multi Family Housing Revenue Bond View Pointe Apartments Project, Series 04, AMT, 09/01/06 LOC: LaSalle National Trust, N.A.	5,000,000
3,800,000	Plymouth, 3.47% (c) Multi Family Housing Revenue Bond At the Lake Apartments Project, Series 04, AMT, 09/07/06 LOC: Federal Home Loan Mortgage Corporation	3,800,000
6,000,000	St. Anthony, 3.68% (c) Multi Family Housing Revenue Bond Landings at Silver Lake Project, Series 04A, AMT, 09/01/06 LOC: LaSalle National Trust, N.A.	6,000,000
5,000,000	St. Paul & Ramsey County Housing & Redevelopment Authority, 3.68% (c) Multi Family Housing Revenue Bond St. Paul Leased Housing Association I Project, Series 02A, AMT, 09/01/06 LOC: LaSalle National Trust, N.A.	5,000,000
3,000,000	St. Paul Housing & Redevelopment Authority, 3.55% (c) Multi Family Housing Revenue Bond Bridgecreek Senior Place Project, Series 04A, AMT, 09/07/06 LOC: LaSalle National Trust, N.A.	3,000,000
4,000,000	St. Paul Port Authority, 3.50% (c) Transportation Revenue Bond District Energy Project, Series 03-2F, AMT, 09/01/06 LOC: Dexia	4,000,000

		29,455,000

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Mississippi—1.0%
2,750,000	Mississippi Business Finance Corporation, 3.52% (c) Industrial Development Revenue Bond EPCO Carbon Dioxide Products Inc. Project, Series 02, AMT, 09/07/06 LOC: Regions Bank	2,750,000
9,800,000	Mississippi Home Corporation, 3.52% (c) Multi Family Housing Revenue Bond Summer Park Apartments Project, Series 99D-1, AMT, 09/07/06 LOC: Wachovia Bank, N.A.	9,800,000

		12,550,000

Missouri—1.9%
6,000,000	Missouri Health & Education Facilities Authority, 3.40% (c) Hospital Revenue Bond Lutheran Senior Services Project, Series 00, 09/06/06 LOC: U.S. Bank, N.A.	6,000,000
6,000,000	Missouri Health & Education Facilities Authority, 3.40% (c) Hospital Revenue Bond SSM Health Care Project, FSA, Series 05 C-4, 09/06/06 BPA: Citibank, N.A., N.A.	6,000,000
11,150,000	Missouri Health & Education Facilities Authority, 3.42% (c) Hospital Revenue Bond SSM Health Care Project, FGIC, Series 05 C-3, 09/06/06 BPA: Citibank, N.A.	11,150,000

		23,150,000

The accompanying notes are an integral part of the financial statements.

8	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2006

(continued)

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Nevada—1.7%
$ 3,450,000	Clark County, 3.65% (c) Industrial Development Revenue Bond Cogeneration Association 2 Project, AMT, 09/01/06 LOC: ABN-AMRO Bank N.V.	$3,450,000
13,500,000	Director of the State of Nevada Department of Business & Industry, 3.45% (c) Pollution Control Revenue Bond Barrick Goldstrike Mines Project, AMT, 09/06/06 LOC: Royal Bank Of Canada	13,500,000
1,790,000	Nevada Housing Finance Agency, 3.45% (c) Multi Family Housing Revenue Bond Fremont Meadows Apartments Project, Series 97, AMT, 09/07/06 LOC: Federal Home Loan Bank	1,790,000
2,000,000	Nevada Housing Finance Agency, 3.45% (c) Multi Family Housing Revenue Bond Horizon Pines Apartments Project, Series 00A, AMT, 09/07/06 LOC: Federal National Mortgage Association	2,000,000

		20,740,000

New Hampshire—0.9%
5,300,000	New Hampshire Health & Education Facilities Authority, 3.44% (c) Higher Education Bond Brewster Academy Project, Series 05, 09/07/06 LOC: Allied Irish Banks	5,300,000
5,000,000	New Hampshire Health & Education Facilities Authority, 3.47% (c) Hospital Revenue Bond Easter Seals Project, Series 04 H-A, 09/07/06 LOC: Royal Bank of Scotland	5,000,000

		10,300,000

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
New Jersey—0.5%
6,200,000	New Jersey Economic Development Authority, 3.44% (c) Industrial Development Revenue Bond Port Newark Container Terminal Project, Series 03, AMT, 09/06/06 LOC: Citibank, N.A.	6,200,000

New Mexico—2.9%
22,000,000	New Mexico Hospital Equipment Loan Council, 3.40% (c) Hospital Revenue Bond Presbyterian Healthcare Services Project, FSA, Series 05A, 09/07/06 BPA: Citibank, N.A.	22,000,000
12,520,000	New Mexico Hospital Equipment Loan Council, 3.42% (c) Hospital Revenue Bond Presbyterian Healthcare Services Project, FSA, Series 05B, 09/06/06 BPA: Citibank, N.A.	12,520,000

		34,520,000

New York—3.1%
5,100,000	New York City, GO, 3.54% (c) Series I-3, 09/01/06 LOC: Bank of America, N.A.	5,100,000
10,000,000	New York City Housing Development Corporation, 3.42% (c) Multi Family Housing Revenue Bond West End Towers Project, Series 04A, AMT, 09/06/06 LOC: Federal National Mortgage Association	10,000,000
600,000	New York City Housing Development Corporation, 3.57% (c) Multi Family Housing Revenue Bond East 17th Street Properties Project, Series 93A, 09/01/06 LOC: Rabobank Nederland	600,000

The accompanying notes are an integral part of the financial statements.

9	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2006

(continued)

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
New York (continued)
$ 2,000,000	New York City Municipal Water Finance Authority, 3.59% (c) Water & Sewer System Revenue Bond 2nd Gen Resolution Project, Series 05 AA-1, 09/01/06 BPA: State Street Bank & Trust Co. and California Teachers Retirement System	$2,000,000
15,000,000	New York Housing Finance Agency, 3.42% (c) Multi Family Housing Revenue Bond Saxony Apartments Project, Series 97A, AMT, 09/06/06 LOC: Federal National Mortgage Association	15,000,000
4,850,000	New York Housing Finance Agency, 3.42% (c) Series 00A, AMT, 09/06/06 LOC: Federal Home Loan Mortgage Corporation	4,850,000

		37,550,000

North Carolina—0.2%
2,500,000	North Carolina Educational Facilities Finance Agency, 3.54% (c) Higher Education Bond Duke University Project, Series B, 09/07/06	2,500,000

North Dakota—0.9%
10,335,000	Richland County, 3.49% (c) Pollution Control Revenue Bond Minn-Dak Farmers Cooperative Project, Series 02, AMT, 09/07/06 LOC: Wells Fargo Bank	10,335,000

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Ohio—6.1%
8,525,000	Akron Bath Copley Joint Township Hospital District, 3.43% (c) Healthcare Facilities Revenue Bond Sumner on Ridgewood Project, Series 02, 09/07/06 LOC: KBC Bank	8,525,000
10,060,000	Butler County, 3.39% (c) Healthcare Facilities Revenue Bond Lifesphere Project, Series 02, 09/07/06 LOC: U.S. Bank, N.A.	10,060,000
16,100,000	Cleveland, 3.43% (c) Airport Facilities Revenue Bond FSA, Series C, 09/07/06 BPA: Dexia and Westdeutsche Landesbank	16,100,000
19,600,000	Franklin County, 3.40% (c) Trinity Health Credit Group Project, Series 00F, 09/07/06 BPA: Bayerische Landesbank and J.P. Morgan Chase Bank	19,600,000
3,000,000	Hamilton County, 3.40% (c) Healthcare Facilities Revenue Bond Episcopal Retirement Homes Project, Series 05B, 09/07/06 LOC: Key Bank	3,000,000
4,380,000	Ohio, 3.46% (c) Higher Education Bond Ashland University Project, Series 04, 09/07/06 LOC: Key Bank	4,380,000
800,000	Ohio Air Quality Development Authority, 3.45% (c) Pollution Control Revenue Bond Ohio Edison Company Project, Series 00C, 09/01/06 LOC: Wachovia Bank, N.A.	800,000

The accompanying notes are an integral part of the financial statements.

10	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2006

(continued)

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Ohio (continued)
$11,800,000	Westlake, 3.40% (c) Healthcare Facilities Revenue Bond Lutheran Home Project, Series 05, 09/07/06 LOC: National City Corporation	$11,800,000

		74,265,000

Oklahoma—0.1%
1,600,000	Oklahoma Development Finance Authority, 3.46% (c) Industrial Development Revenue Bond Shawnee Funding Project, Series 96, AMT, 09/06/06 LOC: Bank of Nova Scotia	1,600,000

Oregon—1.5%
5,000,000	Oregon, 3.07% Tax & Revenue Anticipation Notes Series 05A, 11/27/06	5,016,507
13,000,000	Portland, 3.46%(c) Portland Bulk Terminal Project, Series 06, 09/07/06 LOC: Canadian Imperial	13,000,000

		18,016,507

Pennsylvania—1.6%
3,600,000	Berks County Industrial Development Authority, 3.52% (c) Industrial Development Revenue Bond One Douglassville Properties Project, Series 04, AMT, 09/07/06 LOC: Federal Home Loan Bank	3,600,000
12,000,000	Montgomery County Higher Education & Health Authority, 3.41% (c) Higher Education Bond Liberty Lutheran Services Project, Series 04, 09/07/06 LOC: Bank of America, N.A.	12,000,000

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Pennsylvania (continued)
4,000,000	Montgomery County Industrial Development Authority, 3.46% (c) Pollution Control Revenue Bond Peco Energy Company Project, Series B, AMT, 09/07/06 LOC: Wachovia Bank, N.A.	4,000,000

		19,600,000

South Carolina—2.9%
1,035,000	Berkeley County, 3.65% (c) Industrial Development Revenue Bond BP Amoco Chemical Company Project, Series 03, AMT, 09/01/06	1,035,000
6,250,000	Florence County, 3.65% (c) Pollution Control Revenue Bond Roche Carolina Inc. Project, Series 96, AMT, 09/01/06 LOC: Deutsche Bank A.G.	6,250,000
4,775,000	Florence County, 3.65% (c) Pollution Control Revenue Bond Roche Carolina Inc. Project, Series 97, AMT, 09/01/06 LOC: Union Bank of Switzerland, AG	4,775,000
11,450,000	South Carolina Jobs-Economic Development Authority, 3.43% (c) Industrial Development Revenue Bond Giant Cement Holding Inc. Project, Series 02, AMT, 09/07/06 LOC: Citibank, N.A.	11,450,000
3,700,000	South Carolina Jobs-Economic Development Authority, 3.46% (c) Industrial Development Revenue Bond Brown Packing Company Project, Series 01, AMT, 09/07/06 LOC: Wachovia Bank, N.A.	3,700,000

The accompanying notes are an integral part of the financial statements.

11	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2006

(continued)

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
South Carolina (continued)
$ 8,000,000	South Carolina Jobs-Economic Development Authority, 3.51% (c) Industrial Development Revenue Bond Titan Wheel International Inc. Project, Series 95, AMT, 09/07/06 LOC: LaSalle National Trust, N.A.	$8,000,000

		35,210,000

South Dakota—0.5%
6,495,000	South Dakota Housing Development Authority, 3.46% (c) Multi Family Housing Revenue Bond LaCrosse Investors Project, Series 01, 09/07/06 LOC: Federal National Mortgage Association	6,495,000

Tennessee—0.7%
8,200,000	Volunteer State Student Funding Corporation, 3.50% (c) Student Loan Revenue Bond Student Funding Corporation Project, Series 88A-1, AMT, 09/06/06 LOC: State Street Bank & Trust Co.	8,200,000

Texas—3.8%
3,560,000	Brazos River Authority, 3.45% (c) Pollution Control Revenue Bond TXU Energy Company LLC Project, Series D-1, AMT, 09/06/06 LOC: Wachovia Bank, N.A.	3,560,000
4,890,000	Brazos River Authority, 3.45% (c) Pollution Control Revenue Bond TXU Energy Company LLC Project, Series D-2, AMT, 09/06/06 LOC: Wachovia Bank, N.A.	4,890,000
1,800,000	Brazos River Harbor Navigation District, 3.65% (c) Merey Sweeny LP Project, Series 02A, AMT, 09/01/06 LOC: J.P. Morgan Chase Bank	1,800,000

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Texas (continued)
3,000,000	Capital Area Housing Finance Corporation, 3.47% (c) Multi Family Housing Revenue Bond Marble Falls Vistas Apartments Project, Series 04, AMT, 09/07/06 LOC: Federal National Mortgage Association	3,000,000
1,100,000	Gulf Coast Industrial Development Authority, 3.65% (c) BP Global Power Corporation Project, Series 03, AMT, 09/01/06	1,100,000
6,575,000	Gulf Coast Industrial Development Authority, 3.65% (c) Industrial Development Revenue Bond Citgo Peroleum Corporation Project, Series 02, AMT, 09/01/06 LOC: Royal Bank of Scotland	6,575,000
400,000	Gulf Coast Waste Disposal Authority, 3.65% (c) Pollution Control Revenue Bond BP Amoco Project, Series 05, AMT, 09/01/06	400,000
6,170,000	Harris County Housing Finance Corporation, 3.47% (c) Multi Family Housing Revenue Bond Primrose at Aldine-Bender Apartments Project, Series 04, AMT, 09/07/06 LOC: Federal National Mortgage Association	6,170,000
1,200,000	Houston Health Facilities Development Corporation, 3.40% (c) Hospital Revenue Bond Buckingham Senior Living Project, Series C, 09/07/06 LOC: LaSalle National Trust, N.A.	1,200,000
4,000,000	Mansfield Industrial Development Corporation, 3.49% (c) Industrial Development Revenue Bond Pier I Imports Project, AMT, 09/06/06 LOC: J.P. Morgan Chase Bank	4,000,000

The accompanying notes are an integral part of the financial statements.

12	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2006

(continued)

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Texas (continued)
$12,800,000	Tarrant County Housing Finance Corporation, 3.52% (c) Multi Family Housing Revenue Bond Park at Sycamore School Apartments Project, Series 03, AMT, 09/07/06 LOC: Wachovia Bank, N.A.	$12,800,000

		45,495,000

Virginia—1.3%
5,000,000	Alexandria Industrial Development Authority, 3.50% (c) Industrial Development Revenue Bond Goodwin House Inc. Project, 09/01/06 LOC: Wachovia Bank, N.A.	5,000,000
5,000,000	Harrisonburg Redevelopment & Housing Authority, 3.47% (c) Multi Family Housing Revenue Bond Huntington Village Apartments Project, Series 01, AMT, 09/07/06 LOC: Federal National Mortgage Association	5,000,000
1,800,000	Norfolk Industrial Development Authority, 3.51% (c) Industrial Development Revenue Bond Norfolk Ship Repair & Drydock Project, Series 00, AMT, 09/07/06 LOC: Wachovia Bank, N.A.	1,800,000
3,400,000	Virginia Beach Development Authority, 3.51% (c) Industrial Development Revenue Bond Architectural Graphics Project, Series 00, AMT, 09/07/06 LOC: Wachovia Bank, N.A.	3,400,000

		15,200,000

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Washington—4.9%
5,000,000	Port of Seattle, 3.48% (c) Subordinate Lien Revenue Bonds Series 05, AMT, 09/06/06 LOC: Fortis Bank	5,000,000
6,970,000	Port of Seattle, 3.49% (c) Subordinate Lien Revenue Bonds Series 97, AMT, 09/06/06 LOC: Fortis Bank	6,970,000
6,000,000	Port of Vancouver, 3.50% (c) Industrial Development Revenue Bond United Grain Corporation Project, Series 92, AMT, 09/06/06 LOC: Bank of America, N.A.	6,000,000
4,000,000	Seattle, 3.38% (c) Water & Sewer System Revenue Bond Series 02A, 09/06/06 LOC: Bayerische Landesbank	4,000,000
3,170,000	Washington Economic Development Finance Authority, 3.52% (c) Industrial Development Revenue Bond Pacific Coast Shredding Project, Series 99D, AMT, 09/07/06 LOC: U.S. Bank, N.A.	3,170,000
6,385,000	Washington Housing Finance Commission, 3.43% (c) Forest Ridge School of the Sacred Heart Project, Series 05, 09/07/06 LOC: Key Bank	6,385,000
4,050,000	Washington Housing Finance Commission, 3.47% (c) Multi Family Housing Revenue Bond Silver Creek Apartments Project, Series 04B, AMT, 09/07/06 LOC: Federal National Mortgage Association	4,050,000

The accompanying notes are an integral part of the financial statements.

13	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2006

(continued)

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Washington (continued)
$ 6,240,000	Washington Housing Finance Commission, 3.47% (c) Multi Family Housing Revenue Bond Whisperwood Apartments Project, Series 02A, AMT, 09/07/06 LOC: Federal National Mortgage Association	$6,240,000
3,590,000	Washington Housing Finance Commission, 3.50% (c) Multi Family Housing Revenue Bond Hamilton Place Senior Living Project, AMT, 09/07/06 LOC: U.S. Bank, N.A.	3,590,000
2,940,000	Washington Housing Finance Commission, 3.52% (c) Multi Family Housing Revenue Bond LTC Properties Inc. Project, AMT, 09/07/06 LOC: U.S. Bank, N.A.	2,940,000
4,220,000	Washington Housing Finance Commission, 3.52% (c) Multi Family Housing Revenue Bond Sherwood Springs Apartments Project, Series 97, AMT, 09/07/06 LOC: U.S. Bank, N.A.	4,220,000
1,705,000	Washington Housing Finance Commission, 3.67% (c) Multi Family Housing Revenue Bond Heatherwood Apartments Project, Series 02A, AMT, 09/01/06 LOC: U.S. Bank, N.A.	1,705,000
4,500,000	Washington Housing Finance Commission, 3.68% (c) Multi Family Housing Revenue Bond Olympic Place Apartments Project, Series 03A, AMT, 09/07/06 LOC: U.S. Bank, N.A.	4,500,000

		58,770,000

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Wisconsin—3.5%
27,600,000	Wisconsin Health & Education Facilities Authority, 3.41% (c) Healthcare Facilities Revenue Bond Wheaton Franciscan Services Project, Series 97, 09/07/06 LOC: Citibank, N.A.	27,600,000
9,920,000	Wisconsin Housing & Economic Development Authority, 3.48% (c) Home Ownership Revenue Bond Series 03A, AMT, 09/06/06 BPA: Federal Home Loan Bank	9,920,000
4,320,000	Wisconsin Housing & Economic Development Authority, 3.48% (c) Home Ownership Revenue Bond Series 03B, AMT, 09/06/06 BPA: State Street Bank & Trust Co.	4,320,000

		41,840,000

Wyoming—0.4%
4,600,000	Sublette County, 3.50% (c) Pollution Control Revenue Bond Exxon Mobil Corporation Project, Series 84, 09/01/06	4,600,000

Total Notes, Bonds & Variable Rate Demand Notes (cost $931,910,816)		931,910,816

Commercial Paper—22.5% (a)
Florida—3.7%
13,800,000	Indian River County Hospital District, 3.71% Series 90, 09/12/06 LOC: Wachovia Bank, N.A.	13,800,000
13,500,000	Miami-Dade County Aviation, 3.57% Miami International Airport Project, Series 05A, AMT, 09/26/06 LOC: BNP Paribas and Dexia	13,500,000

The accompanying notes are an integral part of the financial statements.

14	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2006

(continued)

Principal Amount		Value

Commercial Paper (continued)
Florida (continued)
$13,500,000	Miami-Dade County Aviation, 3.61% Miami International Airport Project, Series 05A, AMT, 09/01/06 LOC: BNP Paribas and Dexia	$13,500,000
4,500,000	Miami-Dade County Aviation, 3.76% Miami International Airport Project, Series 05A, AMT, 09/26/06 LOC: BNP Paribas and Dexia	4,500,000

		45,300,000

Georgia—0.4%
4,500,000	Atlanta, 3.58% Water & Sewer System Revenue Bond Series 06-1, 10/30/06 LOC: Bank of America, N.A., Dexia, JP Morgan Chase Bank and Lloyds Bank	4,500,000

Kentucky—3.6%
20,000,000	Pendleton County, 3.55% Kentucky Association of County Leasing Trust, 09/08/06 LOC: Commonwealth Bank of Australia	20,000,000
23,000,000	Pendleton County, 3.59% Kentucky Association of County Leasing Trust, 09/08/06 LOC: Commonwealth Bank of Australia	23,000,000

		43,000,000

Massachusetts—0.2%
3,000,000	Massachusetts Development Finance Agency, 3.67% Project 3 Issue, 09/14/06 LOC: Allied Irish Banks	3,000,000

Michigan—0.5%
6,360,000	Michigan Building Authority, 3.60% Series 5, 11/02/06 LOC: Bank of New York and State Street Bank & Trust Co.	6,360,000

Principal Amount		Value

Commercial Paper (continued)
Nevada—0.4%
5,000,000	Las Vegas Convention Authority, 3.55% Series 06A, 01/08/07 LOC: Fortis Bank, Scotia Bank and State Street Bank & Trust Co.	5,000,000

New York—0.6%
7,000,000	New York City Municipal Water Finance Authority, 3.67% Series 5A, 09/14/06	7,000,000

North Carolina—1.3%
16,281,000	North Carolina Capital Facilities Finance Agency, 3.46% Duke University Project, Series A-1, 09/08/06	16,281,000

South Carolina—1.1%
13,500,000	South Carolina Public Service Authority, 3.55% Revenue Notes 09/11/06	13,500,000

Texas—3.1%
6,000,000	San Antonio, 3.53% Texas Electric and Gas Systems, Series A, 01/11/07	6,000,000
8,200,000	Texas Public Finance Authority, 3.52% Revenue Notes Series 03, 10/12/06	8,200,000
8,500,000	Texas Public Finance Authority, GO, 3.55% Series 02B, 09/07/06	8,500,000
15,000,000	University of Texas Board of Regents, 3.55% Revenue Financing System, Series A, 12/07/06	15,000,000

		37,700,000

Washington—2.0%
8,500,000	Port of Seattle, 3.55% Subordinate Lien Revenue Notes Series A, 12/07/06 LOC: Bayerische Landesbank	8,500,000

The accompanying notes are an integral part of the financial statements.

15	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2006

(continued)

Principal Amount		Value

Commercial Paper (continued)
Washington (continued)
$ 5,650,000	Port of Seattle, 3.62% Subordinate Lien Revenue Notes Series 01A-1, 09/08/06 LOC: Bank of America, N.A.	$5,650,000
9,260,000	Port of Seattle, 3.67% Subordinate Lien Revenue Notes Series 01B-1, AMT, 09/08/06 LOC: Bank of America, N.A.	9,260,000

		23,410,000

West Virginia—2.7%
20,500,000	West Virginia Public Energy Authority, 3.71% Morgantown Energy Association, Series 89A, AMT, 09/13/06 LOC: Dexia	20,500,000
11,800,000	West Virginia Public Energy Authority, 3.77% Morgantown Energy Association, Series 89A, AMT, 09/12/06 LOC: Dexia	11,800,000

		32,300,000

Wisconsin—2.9%
7,000,000	Wisconsin, 3.55% Transportation Revenue Bond Series 97A, 10/02/06	7,000,000
27,600,000	Wisconsin, 3.65% Transportation Revenue Bond Series 97A, 09/14/06	27,600,000

		34,600,000

Total Commercial Paper (cost $271,951,000)		271,951,000

Total Investments (cost $1,203,861,816) (d), 99.7% (a)		1,203,861,816
Other Assets and Liabilities, net, 0.3% (a)		3,568,542

Net Assets, (net asset value, offering and redemption price of $1.00 per share; 1,207,484,563 shares outstanding), consisting of paid-in-capital, 100%		$1,207,430,358

(a)	Percentages are based on net assets.
(b)	Earlier of the maturity date or the put date.
(c)	Floating rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio.
(d)	The aggregate identified cost for federal income tax purposes is the same.

AMBAC—American Municipal Bond Assurance Corporation

AMT—Securities subject to Alternative Minimum Tax

BPA—Bond Purchase Agreement

FGIC—Financial Guaranty Insurance Company

FSA—Financial Security Assurance Holdings Ltd.

GO—General Obligation

LOC—Credit enhancement provided by letter of credit issued by noted institution

Investment Portfolio Composition(a)

as of August 31, 2006 (% of total investments)

(a)	See the Fund’s prospectus for a description of the principal types of securities in which the Fund invests.

The accompanying notes are an integral part of the financial statements.

16	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Operations

For the Fiscal Year Ended August 31, 2006

Investment Income:
Income:
Interest		$36,407,797
Expenses:
Investment advisory fee	$5,113,594
Distribution fees	1,683,223
Shareholder servicing fees	269,820
State qualification expenses	167,626
Fund accounting fee	97,990
Professional fees	80,977
Reports to shareholders	49,915
Custodian fee	39,126
Insurance	25,344
Trustees and officers fees	35,931
Federal registration expenses	17,067
Other	8,246

Total expenses		7,588,859

Net investment income		$28,818,938

Statements of Changes in Net Assets

	For the Fiscal Years Ended
	August 31, 2006	August 31, 2005
Increase in net assets:
Operations:
Net investment income	$28,818,938	$14,499,088
Distributions to shareholders from net investment income ($0.026 and $0.014 per share, respectively)	(28,818,677)	(14,499,088)
Increase in net assets from Fund share transactions	153,518,577	45,848,606

Increase in net assets	153,518,838	45,848,606
Net assets, beginning of fiscal year	1,053,911,520	1,008,062,914

Net assets, end of fiscal year	$1,207,430,358	$1,053,911,520

The accompanying notes are an integral part of the financial statements.

17	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	For the Fiscal Years Ended August 31
	2006	2005	2004	2003		2002
Net asset value, beginning of fiscal year	$1.00	$1.00	$1.00	$1.00		$1.00

Income from Investment Operations:
Net investment income	0.026	0.014	0.004	0.006	(a)	0.010	(a)
Less Distributions:
Dividends from net investment income	(0.026)	(0.014)	(0.004)	(0.006	)(a)	(0.010	)(a)

Net asset value, end of fiscal year	$1.00	$1.00	$1.00	$1.00		$1.00

Total Return (%)	2.58	1.40	0.39	0.61		0.98

Ratios to average daily net assets(%)/ Supplemental Data
Operating expenses, net	0.68	0.69	0.68	0.67		0.68
Net investment income	2.57	1.40	0.40	0.59		0.96
Net assets, end of fiscal year ($ millions)	1,207	1,054	1,008	1,057		948

(a)	Includes net realized gains and losses which were less than $0.001 per share for each of the periods.

The accompanying notes are an integral part of the financial statements.

18	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Notes to Financial Statements

Note 1:	Organization and Investment Objective. Heritage Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the “Fund”) and the Money Market Fund. The Fund seeks to achieve maximum current income exempt from federal income tax consistent with stability of principal.

Note 2:	Significant Accounting Policies.

Use of Estimates.    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Security Valuation.    The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity.

Federal Income Taxes.    The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

Distribution of Income and Gains.    Distributions of net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Revenue Recognition.    Investment security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis.

Expenses.    The Fund is charged for those expenses which are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees.

Other.    In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

19	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Notes to Financial Statements

(continued)

Note 3:	Capital Share Transactions. Capital share transactions in the Fund during the fiscal years ended August 31, 2006 and August 31, 2005 at a net asset value of $1.00 per share, were as follows:

	For the Fiscal Years Ended
	August 31, 2006	August 31, 2005
Shares sold	5,775,413,075	4,790,031,818
Shares issued on reinvestment of distributions	28,321,000	14,211,230
Shares redeemed	(5,650,215,498)	(4,758,394,442)

Net increase	153,518,577	45,848,606

Note 4:	Investment Advisory Fees and Other Transactions With Affiliates. Under the Trust’s Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the “Manager” or “Heritage”), the Fund agreed to pay to the Manager the following annual fee as a percentage of the Fund’s average daily net assets, computed daily and payable monthly.

Fund’s Average Daily Net Assets	Investment Advisory Fee
First $250 million	0.500%
Next $250 million	0.475%
Next $250 million	0.450%
Next $250 million	0.425%
Greater than $1 billion	0.400%

The amount payable to the Manager as of August 31, 2006 was $465,678. The manager has contractually agreed, for the fiscal year ended August 31, 2006, to waive its fees and/or reimburse expenses to the extent that the annual operating expense rate exceed 0.74% of its average daily net assets. No fees were waived and no expenses were reimbursed for the fiscal year ended August 31, 2006. For the fiscal year ending August 31, 2007, the Manager has contractually agreed to renew this agreement at the rate noted above. The agreement allows the Manager the right to recover, from the Fund, any fees waived and/or reimbursed if the total annual operating expenses are less than the expense limitation then in effect. The fees can be recovered within the two fiscal years following the year for which the fees were waived and/or reimbursed.

20 Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Notes to Financial Statements

(continued)

Subadvisory Fees.    The Manager entered into a subadvisory agreement with AllianceBernstein L.P. (formerly known as Alliance Capital Management L.P.) to provide investment advice, portfolio management services (including placement of brokerage orders) and certain compliance and other services for an annualized fee payable by the Manager equal to 0.125% of the Fund’s average daily net assets up to $100 million, 0.10% of average daily net assets from $100 million to $250 million and 0.05% of average daily net assets exceeding $250 million, computed daily and payable monthly.

Distribution Fees.    Pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended, the Fund is authorized to pay Raymond James & Associates, Inc. (the “Distributor” or “RJA”) a fee of 0.15% of the average daily net assets. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of August 31, 2006 was $154,723. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly-owned subsidiaries of Raymond James Financial, Inc. (“RJF”).

Change of Distributor.    Heritage Fund Distributors, Inc. (“HFD”) began operations on July 1, 2006 and is in the process of moving all of the selling agreements from RJA, the Fund’s current distributor, to HFD. HFD is an approved distributor by the Heritage Board of Trustees and expects to be the Fund’s sole distributor by December 31, 2006. In the interim, the Fund will operate with dual distributors; RJA and HFD. This change will have minimal impact, if any, to the Fund.

Affiliate Transaction.    The Fund entered into a security transaction with the Distributor for the sale of $4,200,000 par of a short-term municipal bond on December 30, 2005. The Distributor was the remarketing agent for the security. The transaction was executed at par and there were no commissions paid to the Distributor for the transaction.

Fund Accounting Fees.    The Manager is the Fund Accountant for the Fund. For providing Fund Accounting Services, the Manager receives payment from the Fund at a fixed base fee per fund and any out-of-pocket expenses. The Manager charged $97,990 for Fund Accounting services, of which $8,563 was payable as of August 31, 2006.

Shareholder Servicing Fees.    The Manager is the Shareholder Servicing Agent for the Fund. For providing Shareholder Servicing, the Manager receives payment from the Fund at a fixed fee per shareholder account plus any out-of-pocket expenses. The Manager charged $269,820 for Shareholder Servicing fees, of which $21,325 was payable as of August 31, 2006.

Trustees and Officers Fees.    Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust, all of which are investment companies that are also advised by the Manager of the Trust (collectively referred to as the “Heritage Mutual Funds”). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or employee of an affiliate of the Manager receives an annual retainer along with meeting fees for those Heritage Mutual Funds meetings attended. Trustees’ fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds. Certain Officers of the

21 Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Notes to Financial Statements

(continued)

Heritage Mutual Funds may also be Officers and/or Directors of Heritage. Such Officers receive no compensation from the Heritage Mutual Funds except for the Heritage Mutual Funds’ Chief Compliance Officer. A portion of the Chief Compliance Officers’ total compensation is paid equally by each portfolio in the Heritage Mutual Funds. As of August 31, 2006, the amount of Trustees and Officers fees payable was $7,355.

Note 5:	Federal Income Taxes. The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. For the fiscal year ended August 31, 2006, there were no reclassifications arising from permanent tax differences. All dividends paid by the Fund for net investment income are exempt from Federal income tax.

Note 6:	New Accounting Pronouncement. In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Manager is evaluating the application of FIN 48 to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements.

22	Annual Report

Report of Independent Registered Certified Public Accounting Firm

To the Board of Trustees and

Shareholders of Heritage Cash Trust—Municipal Money Market Fund:

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Cash Trust—Municipal Money Market Fund (the “Fund”) at August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

October 20, 2006

23	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Understanding Your Ongoing Costs

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases, contingent deferred sales charges, or redemption fees; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other fund expenses. The following sections are intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges or redemption fees. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see your Fund’s prospectus or contact your financial advisor.

Actual Expenses

The table below shows the actual expenses you would have paid on a $1,000 investment in Heritage Cash Trust—Municipal Money Market Fund on March 1, 2006 and held through August 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Actual	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period*
Class A	$1,000.00	$1,014.39	$3.43

Hypothetical Example for Comparison Purposes

All mutual funds now follow guidelines to assist shareholders in comparing expenses between different funds. Per these guidelines, the table below shows your Fund’s expenses based on a $1,000 investment and assuming for the period a hypothetical 5% annualized rate of return before ongoing expenses, which is not the Fund’s actual return. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during this period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

Hypothetical (5% return before expenses)	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period*
Class A	$1,000.00	$1,021.80	$3.44

*	Expenses are calculated using the Fund’s annualized expense ratio of 0.67% multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (184); and then dividing that result by the actual number of days in the fiscal year (365).

24	Annual Report

Heritage Cash Trust

Trustees and Officers

Name, Age and Position(s) Held with Fund	Term of Office(a) and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Directorships of Public Companies Held by Trustee
Interested Trustees(b)
Thomas A. James (64) Chairman of the Board and Trustee	Since inception in 1985	Chairman of the Board since 1985; Chief Executive Officer of RJF since 1969; Chairman of the Board of RJA since 1986; Chairman of the Board of Eagle Asset Management, Inc. (“Eagle”) since 1984.	10	OSI Restaurant Partners, Inc.
Richard K. Riess (57) Trustee	Since inception in 1985	Executive Vice President and Managing Director — Asset Management of RJF since 1998; Chief Executive Officer of Eagle since 1996; Chief Executive Officer of Heritage since 2000.	10	None
Independent Trustees
C. Andrew Graham (66) Trustee	Since inception in 1985	First Financial Advisors, Ltd. & Graham Financial Partners, LLC (financial planning, insurance and investment services) since 1999.	10	None
Keith B. Jarrett (57) Trustee	Since 2005	President, KBJ, LLC (investment company) since 2001; Principal, Rockport Funding, LLC (specialty finance), and Ajax Partners (investment partnership) since 2003; President and CEO, TF Ventures (information technology) 1998-2001.	10	Penn Virginia Resources, MLP
William J. Meurer (62) Trustee	Since 2003	Private Financial Consultant since 2000.	10	Sykes Enterprises, Inc.
James L. Pappas (63) Lead Independent Trustee	Since 2003 (Since 1989 as Trustee)	Lykes Professor of Banking and Finance, University of South Florida College of Business Administration 1986-2006; President, Graduate School of Banking, University of Wisconsin 1995-2005.	10	None
David M. Phillips (67) Trustee	Since inception in 1985	Chief Executive Officer, Evare LLC (information services) since 2003.	10	Intersections, Inc.
Deborah L. Talbot, PhD (55) Trustee	Since 2002	Independent Consultant and Researcher; Founder and Chairman of the Board, Creative Tampa Bay since 2003; Dean’s Advisory Board, College of Arts and Sciences, University of Memphis since 2002.	10	None

The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request, by calling (800) 421-4184. The address of each Trustee and Officer is 880 Carillon Parkway, St. Petersburg, FL 33716.

(a)	Trustees serve for the lifetime of the Trust or until they are removed, resign or retire. The Board has adopted a Board Governance Policy that requires Independent Trustees to retire at the age of 72 for those Trustees in office prior to August 2000, and at the age of 70 for those Trustees who are elected to office after August 2000.

(b)	Messrs. James and Riess are “interested” persons of the Trust as that term is defined by the Investment Company Act of 1940. Mr. James is affiliated with RJA, Eagle and RJF. Mr. Riess is affiliated with Heritage, Eagle and RJF.
25 Annual Report

Heritage Cash Trust

Trustees and Officers

(continued)

Name, Age and Position(s) Held with Fund	Term of Office(c) and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Directorships of Public Companies Held by Trustee
Officers
Stephen G. Hill (47) President	Since 2005	President of Heritage since 2005; Director of Heritage since 1994; President and Chief Operating Officer of Eagle since 2000; President and Chief Executive Officer of Awad Asset Management Inc. (“Awad”) since 2004; Director of Awad since 1998; Director of HFD since 2005.	N/A	N/A
K.C. Clark (47) Executive Vice President and Principal Executive Officer	Since 2000	Executive Vice President and Chief Operating Officer of Heritage since 2000; Director of Heritage since 2005.	N/A	N/A
H. Peter Wallace (60) Senior Vice President	Since 1993	Senior Vice President and Director – Fixed Income Investments of Heritage since 1993.	N/A	N/A
Andrea N. Mullins (39) Treasurer and Secretary, Principal Financial Officer	Since 2003 (Since 2004 as Principal Financial Officer)	Treasurer and Vice President – Finance of Heritage since 2003; Vice President – Fund Accounting of Heritage 1996-2003.	N/A	N/A
Mathew J. Calabro (39) Chief Compliance Officer	Since 2005	Senior Vice President and Chief Compliance Officer of Heritage since 2005; Vice President of Heritage 1996-2005.	N/A	N/A

The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request, by calling (800) 421-4184. The address of each Trustee and Officer is 880 Carillon Parkway, St. Petersburg, FL 33716.

(c)	Officers are elected annually for one year terms.

Heritage Cash Trust—Municipal Money Market Fund

Tax Information

Of the dividends paid from net investment income for the fiscal year ended August 31, 2006, 100% were exempt interest dividends which are tax exempt for purposes of regular federal income tax, and a portion were exempt interest dividends which may be subject to the federal alternative minimum tax. Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax return.

26	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Renewal of Investment Advisory Agreement

Overview. At a meeting held on August 15, 2006, the Board, including the independent Trustees (together, the “Board”), approved the renewal of the Fund’s investment advisory agreement with Heritage Asset Management, Inc. (“Heritage”) and the subadvisory agreement for the Fund with AllianceBernstein L.P. (“Subadviser”) (together, the “Agreements”).

In reaching this decision, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared in connection with the annual renewal process. The Board, acting directly or through its committees, has been provided with information and reports relevant to the annual renewal of the Agreements, including: reports regarding the services and support provided to the Fund and its shareholders by Heritage and Subadviser; information on the Fund’s performance and commentary on the reasons for the performance; presentations by Fund portfolio managers addressing, as applicable, Heritage’s and the Subadviser’s investment philosophy, investment strategy, personnel and operation; compliance and audit reports concerning the Fund, Heritage and the Subadviser including responses to issues raised therein; and information on relevant developments in the mutual fund industry and how the Heritage Funds and/or Heritage are responding to them.

As part of the renewal process, the Board, with the assistance of independent legal counsel, requested and received additional reports containing substantial and detailed information about the Fund, Heritage and the Subadviser. Among other matters, these reports included information on: (1) the nature and extent of the advisory and other services provided by Heritage and the Subadviser; (2) the personnel of Heritage and the Subadviser; (3) the financial condition of Heritage and the Subadviser; (4) the compliance programs and records of Heritage and the Subadviser; (5) the performance of the Fund as compared to its peer group and an appropriate benchmark; (6) the Fund’s expenses, including the advisory fee, the overall expense structure of the Fund, both in absolute terms and relative to peer funds, and any applicable contractual expense limitations; (7) the anticipated effect of growth and size on the Fund’s performance and expenses, where applicable; (8) benefits to be realized by Heritage, the Subadviser and their respective affiliates; and (9) the estimated profitability of Heritage and the Subadviser under the Agreements, when available. The Board posed questions to various management personnel of Heritage regarding certain key aspects of the materials submitted in support of the renewal.

With respect to the renewal of the Agreements, the Board considered all factors it believed relevant, including: (1) the nature, extent and quality of services provided to the Fund; (2) the investment performance of the Fund; (3) the costs of the services provided to the Fund and the profits realized or to be realized by Heritage, the Subadviser and their respective affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been realized as the Fund grows; (5) whether the level of fees reflects those economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by Heritage and the Subadviser with other clients (such as pension funds and other institutional investors); and (7) any other benefits derived or anticipated to be derived by Heritage or the Subadviser from its relationship with the Fund. Because Heritage’s fee is a combined fee covering investment advisory and administration fees under the current agreement, the Board did not consider a comparison of Heritage’s advisory fee relative to other similar funds.

27	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Renewal of Investment Advisory Agreement

(continued)

Provided below is an overview of the factors the Board considered at the August meeting. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of Services. The Board considered that Heritage and the Subadviser are experienced in serving as an investment adviser for the Fund. The Board noted that Heritage oversees and monitors the performance and services provided by the Subadviser and is responsible for the selection of Fund subadvisers. Heritage also provides investment management, administration, transfer agent and fund accounting services to the Fund. In addition, Heritage is responsible for oversight of compliance with Fund policies and objectives, review of brokerage matters, oversight of Fund compliance with applicable law, and implementation of Board directives as they relate to the Fund. Finally, the Board noted that shareholders in the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Heritage, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in the Fund, managed by Heritage.

With respect to the Subadviser, the Board noted that the Subadviser is responsible for making investment decisions on behalf of the Fund and placing all orders for the purchase and sale of investments for the Fund with brokers or dealers. The Board also considered Heritage’s recommendation to continue to retain the Subadviser.

The Board also considered information provided regarding: (1) the Heritage and Subadviser personnel who provide services to the Fund; (2) the material matters that may have arisen in connection with Heritage’s and the Subadviser’s compliance program and certifications as to the adequacy of such programs; and (3) the financial information regarding Heritage and the Subadviser.

Investment Performance. The Board considered the short-, intermediate- and long-term total returns of the Fund’s Class A shares relative to its peer group and a comparable account of the Subadviser. In this regard, the Board noted that: (1) the Fund is managed conservatively to maintain a AAAm rating from Standard & Poor’s; (2) the total return of the Fund’s Class A shares was higher the one-year period, on par for the three-year period and lower for the five-year period ended June 30, 2006 compared to the average of similar funds; (3) the total return of the Fund’s Class A shares was higher for all relevant periods ended May 31, 2006 compared to a comparable account of the Subadviser; and (4) the explanation that the conservative style of management requires higher quality and thus, lower yielding tax-exempt securities, which may reduce total return performance.

Costs, Profitability and Economies of Scale. The Board considered the fees payable by the Fund under the Agreements. In this connection, the Board evaluated Heritage’s costs and profitability in providing services to the Fund. The Board noted that Heritage’s profits on the services it provided to the Fund are reasonable in light of Heritage’s costs in providing services to the Fund and that Heritage manages the Fund’s assets and provides a comprehensive compliance program for the Fund.

28	Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Renewal of Investment Advisory Agreement

(continued)

The Board also considered the expense ratio for the Fund compared to the average expense ratio of its peer group. The Board noted that the Fund’s expense ratio (less the Rule 12b-1 fees) was less than the average for its peer group of similar funds. In addition, Heritage committed to continue the expense cap arrangement through the Fund’s 2007 fiscal year. With respect to the subadvisory agreement, the Board considered the Subadviser’s representation that the fees it charges are competitive with comparable subadvisory fees for managing money market assets and that it does not manage other similar funds. The Board also noted that the Subadviser’s profit margin was reasonable considering the costs of providing services to the Fund and its responsibility for the day-to-day management of the Fund’s portfolio.

The Board considered that the Fund’s management fee structure provides for breakpoints, which is a reduction of the applicable advisory fee rate as assets increase. The Board noted that Heritage’s fee schedule contains several breakpoints. The Board also recognized that the current asset levels of the Fund have not reached a level at which a new breakpoint would be considered.

The Board also considered that the Fund may benefit from economies of scale, and shareholders may realize such economies of scale, through (1) reduced advisory and administration fees achieved when a Fund’s asset size reaches breakpoints in the fee schedules instituted by Heritage; (2) increased services to the Fund, (3) the waivers and/or reimbursements Heritage provides as a result of the contractual expense limitations on the Fund’s total operating expenses, or (4) fee or expense reductions under the transfer agent agreement.

Benefits. In evaluating Heritage’s and the Subadviser’s compensation, the Board considered other benefits that may be realized by Heritage and the Subadviser and its affiliates from their relationship with the Fund. In this connection, the Board noted, among other things, that Heritage also serves as the transfer agent and fund accountant for the Fund, and receives compensation for acting in these capacities, and is responsible for, among other things, coordinating the Fund’s audits, financial statements and tax returns and managing expenses and budgeting for the Funds. The Subadviser represented that it does not receive any other benefits other than compensation.

The Board also recognized that other affiliates of Heritage, Heritage Fund Distributors, Inc. and Raymond James & Associates, Inc. (“RJA”), serve as the principal underwriters and distributors for the Fund, and as such, receive Rule 12b-1 payments from the Fund to compensate them for providing services and distribution activities, which could lead to growth in the Fund’s assets and the corresponding benefits of that growth, including economies of scale and greater diversification. In addition, another affiliate of Heritage, Raymond James Financial Services, Inc., has entered into an agreement with RJA to sell fund shares and receives compensation from RJA.

Conclusions. Based on these considerations, the Board concluded with respect to the Fund that: (1) the Fund was reasonably likely to benefit from the nature, quality and extent of Heritage’s and the Subadviser’s services; (2) the Fund’s performance was satisfactory in light of all the factors considered by the Board; (3) Heritage’s profits and fees payable under the Agreement to Heritage were reasonable in the context of all the factors considered by the Board; (4) the Subadviser’s fee rate was reasonable in the context of all the factors considered by the Board; and (5) the current advisory fee structure provides Fund shareholders with reasonable benefits associated with economies of scale. Based on these conclusions and other factors, the Board determined in its business judgment to renew the Agreements.

29	Annual Report

Item 2.	Code of Ethics

As of the end of the period August 31, 2006, Heritage Cash Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Principal Executive Officer and Principal Financial Officer. The Trust has not made any amendments to its code of ethics during the covered period. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The Board of Trustees of Heritage Cash Trust has determined that William J. Meurer is an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. Mr. Meurer is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services[1]

(a) Audit Fees

The aggregate fees billed by registrant’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”) for each of the last two fiscal years for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $48,000 for the year ended August 31, 2005, and $52,000 for the year ended August 31, 2006.

(b) Audit-Related Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services which are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $0 and $0 for the years ended August 31, 2005 and August 31, 2006, respectively. The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $33,000 for the year ended August 31, 2005, and $35,000 for the year ended August 31, 2006.

(c) Tax Fees

The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice, and tax planning services were $6,000 for the year ended August 31, 2005, and $10,000 for the year ended August 31, 2006. The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended August 31, 2005, and $0 for the year ended August 31, 2006.

[1]	All accountant fees and services amounts are rounded to the nearest thousand.

(d) All Other Fees

For the fiscal years ended August 31, 2005 and 2006, registrant paid PwC no other fees. The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for any other services directly related to the operations and financial reporting of registrant were $0 for the year ended August 31, 2005, and $0 for the year ended August 31, 2006.

(e) Registrant’s Audit Committee Charter provides that the audit committee (comprised of the Independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The Audit Committee reports to the Board of Trustees (“Board”) regarding its approval of the engagement of the auditor and the proposed fees for the engagement, and the majority of the Board (including the members of the Board who are Independent Trustees) must approve the auditor at an in-person meeting. The Audit Committee also is responsible for pre-approval (subject to the de minimus exception for non-audit services described in the Securities Exchange Act of 1934, as amended, and applicable rule thereunder and not expecting to exceed $5,000) of all non-auditing services performed for the registrant or for any service affiliate of registrant. Registrant’s Audit Committee Charter also permits a designated member of the audit committee to pre-approve, between meetings, one or more non-audit service projects, subject to ratification by the Audit Committee at the next meeting of the Audit Committee. Registrant’s Audit Committee pre-approved all fees described above which PwC billed to registrant.

(f) Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended August 31, 2006, were for work performed by persons other than full-time, permanent employees of PwC.

(g) The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending August 31, 2005, and August 31, 2006, were $0 and $0.

(h) Registrant’s Audit Committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable to the registrant.

Item 6.	Schedule of Investments

Included as part of report to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the Nominating Committee Charter, which sets forth procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees, since the Trust last provided disclosure in response to this item.

Item 11.	Controls and Procedures

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act), the Principal Executive Officer and Principal Financial Officer of Heritage Cash Trust have concluded that such disclosure controls and procedures are effective as of October 30, 2006.

(b)	There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) of Heritage Cash Trust that occurred during the second fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 99.CODEETH.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to the registrant.

(b)	The certification required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HERITAGE CASH TRUST
Date: October 30, 2006

/s/ K. C. Clark
K. C. Clark
Executive Vice President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 30, 2006

/s/ K. C. Clark
K. C. Clark
Executive Vice President and Principal Executive Officer
Date: October 30, 2006

/s/ Andrea N. Mullins
Andrea N. Mullins
Principal Financial Officer and Treasurer